UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014

Patrick F. Quan

The Income Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2014

The Income Fund of America seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	11.47%	12.93%	6.66%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated October 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

The fund has
provided high
current income
as well as capital
appreciation.

Fellow investors:

For the six months ended January 31, 2014, The Income Fund of America (IFA) gained 4.9% for those who reinvested dividends paid during the period totaling 33 cents a share.

The fund’s results trailed the broader equity market, as measured by the unmanaged Standard & Poor’s 500 Composite Index, which gained 6.8%. IFA’s returns surpassed those of the unmanaged Barclays U.S. Aggregate Index — a gauge of the U.S. investment-grade bond market — which rose 1.8%.

The fund also fared well relative to its peer group, as the Lipper Income Funds Index climbed 3.5%.

As shown in the table on page 5, the fund compares favorably to the Barclays and Lipper benchmarks for the longer periods shown; it also stacks up well compared with the S&P 500 over the 10-year and lifetime periods and has generated these returns while remaining considerably less volatile than the broader stock market.

Weakness bookends a solid period

Stocks began the period on a relatively weak note as investors anticipated the winding down of the Federal Reserve’s quantitative easing program. But September saw markets reversing course and reaching new highs as Europe technically emerged

The fund’s 30-day yield for Class A shares as of February 28, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.76%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.96%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Income Fund of America	1

from recession, Chinese growth exceeded expectations and the Fed elected not to taper its bond-buying program. The rally continued through the end of calendar 2013, using positive economic and earnings data to overcome challenges posed by the budget battle, the partial government shutdown and the eventual decision of the Fed to scale back its bond-buying program.

In the new year, however, stocks stumbled globally. Political and economic instability in some emerging markets, mixed earnings reports and a slowdown in China all served to unsettle investors.

One beneficiary of that uncertainty was the U.S. investment-grade bond market, which rallied as investors spooked by emerging markets turmoil sought refuge in the perceived safety of high-quality “safe haven” instruments such as U.S. Treasury securities. This uptick followed a calendar year in which the U.S. investment-grade bond market finished in the red for the first time since 1999.

Sensitivity rewarded

Not surprisingly, among the areas of the stock market that fared best were sectors such as information technology, materials and industrials that tend to register solid gains during periods of economic improvement.

Conversely, so-called defensive sectors, whose fortunes are less pegged to the economic cycle, did not fare as well. These included areas like consumer staples, utilities and telecommunications services.

Strength from diverse sources

This particular market dynamic could have represented a challenging environment for the fund. That’s because companies in defensive industries have traditionally offered yields that are higher than the broader market and thus may have featured heavily in IFA’s portfolio.

However, the fund’s flexibility and company-by-company approach to portfolio construction mean its results are not necessarily dependent on the returns of a handful of sectors.

Indeed, a look at the fund’s 10 largest investments reveals support from a variety of sources. Chemical companies Dow Chemical (29.9%) and DuPont (5.8%), industrial giants Lockheed Martin (25.6%) and General Electric (3.1%), and technology stalwart Microsoft

2	Income Fund of America

(18.9%) all fall toward the economically sensitive end of the spectrum; U.K.-domiciled electric utility National Grid (8.4%) would be considered a more defensive investment.

Pharmaceutical companies, four of which round out the fund’s 10-largest positions, fall somewhere in between. As we noted last year at this time, we increased our holdings in a number of these firms. In addition to featuring healthy dividends that make them appealing relative to IFA’s income objective, we were drawn by their attractive product pipelines and believed we had a solid grasp of their patent expiry challenges. As a group, these investments were strong contributors. AstraZeneca (25.0%), Bristol-Myers Squibb (15.6%) and Merck (10.0%) all posted excellent gains. Pfizer (4.0%) recorded a more modest increase.

Collaboration begets insight

Although the telecommunications services area of the market generally fared poorly, some of the fund’s investments bucked the trend. Shares of U.K.-based Vodafone (24.0%) benefited from the announcement that its joint venture with Verizon Wireless would be acquired by Verizon. Another U.K.-domiciled company, TalkTalk Telecom (36.5%), was also additive.

In recent years, European telecommunications companies have suffered through a challenging period marked by increased regulation and scrutiny of their dividend levels. However, fund analysts believe that operating conditions are becoming more favorable and that investment opportunities may be emerging among these companies. Accordingly, the fund has selectively added to its holdings in this area.

Much of the insight and conviction that helped analysts anticipate the Vodafone/ Verizon transaction and identify opportunity against a difficult sector backdrop was developed within the fund’s telecommunications industry cluster. The cluster is a working group that provides IFA’s telecom analysts, who are located worldwide, with a forum for collaborating and sharing information.

We believe that clusters are an essential tool for covering the increasingly interconnected global economy and the fund is well served by a number of them.

Gaining energy, losing steam

A number of the companies detracting from results were those adjusting to a global energy picture being re-shaped by new technology that has led to vastly increased estimates of U.S. natural gas reserves. Among companies whose share prices fell

Income Fund of America	3

were FirstEnergy (-17.3%), Kinder Morgan (-9.9%), PG&E (-8.2%) and Crescent Point Energy (-8.8%).

Bonds provide income and growth

Fixed-income securities continue to play an important part in helping the fund meet its income objective. In particular, the high-yield portion of the bond portfolio has provided significant income. It has also experienced significant price appreciation, as high-yield bonds typically fare well in an improving economy.

Optimistic but on watch

With many emerging economies experiencing tumult, Europe trying to find its footing and further Fed moves potentially in the offing, we will, as always, remain opportunistic but vigilant in the coming months.

We thank you for your continuing commitment to long-term investing.

Cordially,

Hilda L. Applbaum

Vice Chairman and

Principal Executive Officer

David C. Barclay

President

March 10, 2014

For current information about the fund, visit americanfunds.com.

4	Income Fund of America

The Income Fund of America at a glance

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Results at a glance (with dividends reinvested or interest compounded)

For periods ended January 31, 2014

	Total returns		Average annual total returns
	6 months	12 months	5 years	10 years	Lifetime[1]
The Income Fund of America (Class A shares)	4.9%	12.4%	15.2%	7.0%	11.4%
Standard & Poor’s 500 Composite Index	6.8	21.5	19.2	6.8	10.9
Lipper Income Funds Index	3.5	6.8	10.9	5.3	—	[2]
Barclays U.S. Aggregate Index	1.8	0.1	4.9	4.6	7.8	[3]
Consumer Price Index (inflation)[4]	0.1	1.6	2.1	2.4	4.1

[1]	Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
[2]	The inception date for the index was December 31, 1988.
[3]	From December 1, 1973, through December 31, 1975, the Barclays U.S. Government/Credit Index was used because the Barclays U.S. Aggregate Index did not yet exist.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

A history of relatively high current income

For the five years ended January 31, 2014

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

Income Fund of America	5

The portfolio at a glance

Percent of
January 31, 2014 (unaudited)	net assets
Investment mix by security type
U.S. common stocks	51.3%
Common stocks of issuers outside the U.S.	21.8
Corporate bonds & notes	15.6
U.S. Treasury & agency bonds & notes	2.7
Other bonds & notes	2.0
Convertible securities, preferred stocks & warrants	1.1
Short-term securities & other assets less liabilities	5.5

Five largest sectors in common stock holdings
Health care	10.8%
Industrials	9.9
Financials	9.2
Information technology	6.7
Consumer staples	6.3

Ten largest common stock holdings
Merck	2.9%
Microsoft	2.3
Bristol-Myers Squibb	2.3
General Electric	2.0
Pfizer	1.8
AstraZeneca	1.7
Lockheed Martin	1.6
DuPont	1.5
National Grid	1.5
Dow Chemical	1.3

Country diversification
United States	68.8%
United Kingdom	9.8
Euro zone*	6.8
Australia	1.9
Canada	1.6
Switzerland	1.5
Other countries	4.1
Short-term securities & other assets less liabilities	5.5

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Latvia, Luxembourg, the Netherlands, Portugal and Spain.

Percent of
July 31, 2013	net assets
Investment mix by security type
U.S. common stocks	51.9%
Common stocks of issuers outside the U.S.	19.8
Corporate bonds & notes	16.7
U.S. Treasury & agency bonds & notes	2.8
Other bonds & notes	2.4
Convertible securities, preferred stocks & warrants	1.6
Short-term securities & other assets less liabilities	4.8

Five largest sectors in common stock holdings
Health care	9.9%
Financials	9.3
Industrials	8.6
Energy	7.5
Consumer staples	6.7

Ten largest common stock holdings
Bristol-Myers Squibb	2.7%
Merck	2.4
General Electric	2.0
Pfizer	1.7
Home Depot	1.6
DuPont	1.5
Lockheed Martin	1.5
National Grid	1.4
Microsoft	1.3
Chevron	1.3

Country diversification
United States	71.3%
United Kingdom	8.1
Euro zone†	5.5
Canada	2.1
Australia	1.9
Hong Kong	1.6
Other countries	4.7
Short-term securities & other assets less liabilities	4.8

†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

6	Income Fund of America

Summary investment portfolio January 31, 2014	unaudited

Common stocks 73.11%	Shares	Value (000)	Percent of net assets
Health care 10.76%
Merck & Co., Inc.	47,729,140	$2,528,213	2.90%
Bristol-Myers Squibb Co.	39,275,000	1,962,572	2.25
Pfizer Inc.	51,693,000	1,571,467	1.80
AstraZeneca PLC	22,920,000	1,453,813	1.67
AbbVie Inc.	8,532,500	420,055	.48
Other securities		1,446,145	1.66
		9,382,265	10.76

Industrials 9.93%
General Electric Co.	69,579,500	1,748,533	2.01
Lockheed Martin Corp.	9,105,000	1,374,035	1.58
Waste Management, Inc.	22,822,153	953,510	1.09
BAE Systems PLC	71,745,000	506,087	.58
Other securities		4,073,782	4.67
		8,655,947	9.93

Financials 9.22%
Wells Fargo & Co.	19,692,000	892,835	1.02
CME Group Inc., Class A	10,140,400	758,096	.87
HSBC Holdings PLC (United Kingdom)	34,998,722	360,741
HSBC Holdings PLC (Hong Kong)[1]	28,586,382	299,977	.76
BlackRock, Inc.	2,000,000	600,940	.69
JPMorgan Chase & Co.	9,880,000	546,957	.63
Suncorp Group Ltd.	48,244,898	514,258	.59
Weyerhaeuser Co.[2]	16,440,213	491,234	.56
Digital Realty Trust, Inc.[3]	8,346,000	425,563	.49
Other securities		3,150,211	3.61
		8,040,812	9.22

Information technology 6.69%
Microsoft Corp.	53,716,100	2,033,154	2.33
Texas Instruments Inc.	20,430,000	866,232	.99
Analog Devices, Inc.	11,650,000	562,345	.65
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	127,503,000	440,239	.51
Cisco Systems, Inc.	19,925,500	436,568	.50
Other securities		1,491,331	1.71
		5,829,869	6.69

Consumer staples 6.27%
Kimberly-Clark Corp.	9,570,000	1,046,671	1.20
PepsiCo, Inc.	12,177,588	978,591	1.12
Procter & Gamble Co.	10,500,000	804,510	.92
Philip Morris International Inc.	9,499,200	742,267	.85
Nestlé SA	5,690,000	412,951	.48
Other securities		1,482,488	1.70
		5,467,478	6.27

Income Fund of America	7

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Consumer discretionary 5.43%
Home Depot, Inc.	12,365,000	$950,250	1.09%
Carnival Corp., units	16,000,000	627,040	.72
Time Warner Inc.	8,065,000	506,724	.58
Time Warner Cable Inc.	3,642,690	485,461	.56
Other securities		2,159,084	2.48
		4,728,559	5.43

Energy 5.41%
Spectra Energy Corp	25,390,500	912,788	1.05
Royal Dutch Shell PLC, Class B (ADR)	7,965,000	580,091
Royal Dutch Shell PLC, Class B	3,797,147	138,887	.82
ConocoPhillips	10,889,000	707,241	.81
Chevron Corp.	6,030,800	673,218	.77
Kinder Morgan, Inc.	16,964,000	576,946	.66
Other securities		1,129,890	1.30
		4,719,061	5.41

Utilities 5.21%
National Grid PLC	99,702,637	1,293,180	1.48
Duke Energy Corp.	8,733,957	616,792	.71
PG&E Corp.	11,300,000	476,295	.55
Other securities		2,153,455	2.47
		4,539,722	5.21

Materials 5.15%
E.I. du Pont de Nemours and Co.	21,261,000	1,297,133	1.49
Dow Chemical Co.	24,104,900	1,097,014	1.26
Nucor Corp.[3]	17,233,293	833,230	.96
Other securities		1,256,860	1.44
		4,484,237	5.15

Telecommunication services 4.81%
Verizon Communications Inc.	19,215,000	922,704	1.06
Vodafone Group PLC	226,644,000	844,080	.97
Telstra Corp. Ltd.	141,451,533	636,287	.73
Orange	40,975,000	507,093	.58
Other securities		1,281,445	1.47
		4,191,609	4.81

Miscellaneous 4.23%
Other common stocks in initial period of acquisition		3,689,641	4.23

Total common stocks (cost: $49,425,860,000)		63,729,200	73.11

Preferred stocks 0.53%
Financials 0.45%
Other securities		394,802	.45

8	Income Fund of America

Preferred stocks		Value (000)	Percent of net assets
Miscellaneous 0.08%
Other preferred stocks in initial period of acquisition		$70,022	.08%

Total preferred stocks (cost: $459,641,000)		464,824	.53

Warrants 0.00%
Energy 0.00%
Other securities		26	.00

Total warrants (cost: $2,171,000)		26	.00

Convertible securities 0.54%
Other 0.54%
Other securities		468,422	.54

Total convertible securities (cost: $398,779,000)		468,422	.54

Bonds, notes & other debt instruments 20.33%	Principal amount (000)
Corporate bonds & notes 15.64%
Financials 3.13%
Wells Fargo & Co. 1.25%–7.98% 2016–2021[4]	$159,566	176,543	.20
Other securities		2,554,504	2.93
		2,731,047	3.13

Consumer discretionary 2.09%
Home Depot, Inc. 5.95% 2041	25,000	30,238	.04
Other securities		1,789,842	2.05
		1,820,080	2.09

Telecommunication services 2.09%
Verizon Communications Inc. 1.993%–6.55% 2016–2043[4]	262,295	298,158	.34
Other securities		1,520,630	1.75
		1,818,788	2.09

Energy 1.77%
Spectra Energy Partners, LP 2.95%–4.75% 2016–2024	37,940	40,146	.05
Other securities		1,502,521	1.72
		1,542,667	1.77

Industrials 1.60%
General Electric Capital Corp. 2.25%–7.125% 2015–2023[4]	196,450	214,845	.28
General Electric Co. 0.85%–4.125% 2015–2042	28,750	27,842
Other securities		1,155,638	1.32
		1,398,325	1.60

Health care 1.50%
Merck & Co., Inc. 1.10%–2.80% 2018–2023	18,210	17,654	.02
Other securities		1,289,785	1.48
		1,307,439	1.50

Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes (continued)
Materials 1.00%
Dow Chemical Co. 5.25% 2041	$4,000	$4,128	.00%
Other securities		869,934	1.00
		874,062	1.00
Information technology 0.98%
Other securities		857,848	.98

Consumer staples 0.82%
PepsiCo, Inc. 2.50%–3.10% 2015–2016	15,000	15,454	.02
Kimberly-Clark Corp. 7.50% 2018	9,000	11,312	.01
Other securities		683,472	.79
		710,238	.82

Utilities 0.66%
National Grid PLC 6.30% 2016	4,000	4,501	.00
Other securities		572,653	.66
		577,154	.66

Total corporate bonds & notes		13,637,648	15.64

U.S. Treasury bonds & notes 2.39%
U.S. Treasury 2.15%
0.25%–7.50% 2014–2043	1,798,982	1,872,751	2.15

U.S. Treasury inflation-protected securities[5] 0.24%
0.125%–1.875% 2015–2043	212,859	209,813	.24

Total U.S. Treasury bonds & notes		2,082,564	2.39

Mortgage-backed obligations [6] 1.74%
Fannie Mae 2.451%–10.598% 2018–2047[4]	651,513	682,447	.78
Freddie Mac 1.608%–10.025% 2019–2043[4]	238,537	256,213	.30
Other securities		574,572	.66
		1,513,232	1.74

Federal agency bonds & notes 0.32%
Freddie Mac 0.75%–3.111% 2016–2023[6]	164,721	163,859	.19
Fannie Mae 2.184%–7.125% 2022–2030[4,6]	74,607	83,391	.09
Federal Home Loan Bank 5.50% 2036	100	121	.00
Other securities		33,351	.04
		280,722	.32

Other bonds & notes 0.21%
Other securities		187,866	.21

Miscellaneous 0.03%
Other bonds & notes in initial period of acquisition		23,307	.03

Total bonds, notes & other debt instruments (cost: $16,985,522,000)		17,725,339	20.33

10	Income Fund of America

Short-term securities 5.42%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.09%–0.16% due 2/4–11/17/2014	$1,606,700	$1,606,235	1.84%
Federal Home Loan Bank 0.055%–0.18% due 2/3–12/15/2014	1,182,065	1,181,813	1.36
Fannie Mae 0.105%–0.16% due 2/3–10/27/2014	695,700	695,473	.80
General Electric Co. 0.05% due 2/13/2014	100,000	99,998	.22
General Electric Capital Corp. 0.14% due 2/19–2/21/2014	89,500	89,496
Wells Fargo & Co. 0.20%–0.22% due 2/4–6/17/2014	60,000	59,974	.07
Other securities		989,834	1.13

Total short-term securities (cost: $4,722,143,000)		4,722,823	5.42

Total investment securities (cost: $71,994,116,000)		87,110,634	99.93
Other assets less liabilities		60,491	.07

Net assets		$87,171,125	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $5,576,863,000, which represented 6.40% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Income Fund of America	11

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $284,437,000 over the prior seven-month period.

					Unrealized
			Contract amount		appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 1/31/2014 (000)
Sales:
Australian dollars	2/12/2014	JPMorgan Chase	$145,230	A$163,200	$2,518
Australian dollars	2/20/2014	Citibank	$75,484	A$85,075	1,125
Australian dollars	2/21/2014	UBS AG	$67,511	A$76,000	1,088
Australian dollars	2/26/2014	Barclays Bank PLC	$23,972	A$27,300	120
Australian dollars	3/10/2014	Bank of America, N.A.	$84,791	A$94,000	2,727
					$7,578

12	Income Fund of America

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2014, appear below.

	Beginning			Ending	Dividend	Value of
	shares			shares or	or interest	affiliates at
	or principal			principal	income	1/31/2014
	amount	Additions	Reductions	amount	(000)	(000)
Nucor Corp.	16,280,000	1,150,000	196,707	17,233,293	$12,740	$833,230
Digital Realty Trust, Inc.	7,950,000	396,000	—	8,346,000	13,020	425,563
MeadWestvaco Corp.	11,281,000	—	—	11,281,000	2,820	406,906
Iron Mountain Inc.	12,457,211	—	—	12,457,211	6,727	328,995
Iron Mountain Inc. 5.75% 2024	—	$2,175,000	—	$2,175,000	42	2,044
Iron Mountain Inc. 6.00% 2023	—	$950,000	—	$950,000	18	982
Hospitality Properties Trust	9,073,335	535,000	—	9,608,335	8,967	246,934
Hospitality Properties Trust 6.30% 2016	$19,827,000	—	—	$19,827,000	518	21,366
Hospitality Properties Trust 6.70% 2018	$12,625,000	—	—	$12,625,000	426	14,245
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	321	11,081
Hospitality Properties Trust 4.50% 2023	$11,060,000	—	—	$11,060,000	250	10,956
Hospitality Properties Trust 5.00% 2022	$6,500,000	—	—	$6,500,000	167	6,750
Hospitality Properties Trust 5.125% 2015	$2,160,000	—	—	$2,160,000	92	2,203
TalkTalk Telecom Group PLC	57,242,000	—	—	57,242,000	3,693	293,592
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	10,410	246,490
R.R. Donnelley & Sons Co. 7.00% 2022	—	$16,735,000	—	$16,735,000	501	17,906
R.R. Donnelley & Sons Co. 7.25% 2018	$11,400,000	—	—	$11,400,000	411	13,110
R.R. Donnelley & Sons
Co. 6.50% 2023	—	$9,300,000	—	$9,300,000	131	9,393
R.R. Donnelley & Sons Co. 7.875% 2021	$5,000,000	—	$5,000,000	—	8	—
Cliffs Natural Resources Inc.	7,354,581	—	—	7,354,581	2,206	142,090
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016	2,925,000	—	—	2,925,000	2,559	55,546
Cliffs Natural Resources Inc. 4.875% 2021	$30,242,000	—	$9,805,000	$20,437,000	618	19,313

Income Fund of America	13

	Beginning			Ending	Dividend	Value of
	shares			shares or	or interest	affiliates at
	or principal			principal	income	1/31/2014
	amount	Additions	Reductions	amount	(000)	(000)
Cliffs Natural Resources Inc. 3.95% 2018	$3,250,000	—	—	$3,250,000	$80	$3,239
Cliffs Natural Resources Inc. 6.25% 2040	$1,000,000	—	—	$1,000,000	31	810
Northwest Bancshares, Inc.	4,850,000	—	—	4,850,000	1,746	68,191
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,4,6,7,8]	—	$17,741,954	—	$17,741,954	784	17,742
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,4,6,7]	—	$12,100,000	$30,250	$12,069,750	233	12,070
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,4,6,7]	—	$9,200,000	—	$9,200,000	322	9,200
Rotech Healthcare Inc.[1,2]	—	543,172	—	543,172	—	5,024
Rotech Healthcare Inc. 10.50% 2018	$19,690,000	—	$19,690,000	—	1,020	—
Douglas Dynamics, Inc.	1,350,000	55,146	—	1,405,146	567	20,403
Revel AC, Inc.[1,2,9]	529,539	—	—	529,539	—	673
Macerich Co.[10]	7,505,000	—	5,885,000	1,620,000	4,263	—
Maxim Integrated Products, Inc.[10]	14,156,000	—	6,360,000	7,796,000	7,361	—
					$83,052	$3,246,047

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,662,360,000, which represented 3.05% of the net assets of the fund. This amount includes $2,364,677,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $871,167,000, which represented 1.00% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 2/14/2011 to 10/25/2012 at a cost of $56,224,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $146,226,000, which represented .17% of the net assets of the fund. These securities were acquired from 3/16/2007 to 5/2/2013 at an aggregate cost of $253,262,000.
[10]	Unaffiliated issuer at 1/31/2014.

Key to abbreviation and symbol

ADR = American Depositary Receipts

A$ = Australian dollars

See Notes to Financial Statements

14	Income Fund of America

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $68,683,181)	$83,864,587
Affiliated issuers (cost: $3,310,935)	3,246,047	$87,110,634
Cash denominated in currencies other than U.S. dollars (cost: $507)		507
Cash		2,510
Unrealized appreciation on open forward currency contracts		7,578
Receivables for:
Sales of investments	444,547
Sales of fund’s shares	110,341
Dividends and interest	372,119	927,007
		88,048,236
Liabilities:
Payables for:
Purchases of investments	747,506
Repurchases of fund’s shares	73,402
Investment advisory services	14,287
Services provided by related parties	36,669
Trustees’ deferred compensation	4,878
Other	369	877,111
Net assets at January 31, 2014		$87,171,125
Net assets consist of:
Capital paid in on shares of beneficial interest		$75,418,757
Undistributed net investment income		307,092
Accumulated net realized loss		(3,679,417)
Net unrealized appreciation		15,124,693
Net assets at January 31, 2014		$87,171,125

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,306,942 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$66,676,684	3,290,421	$20.26
Class B	698,036	34,690	20.12
Class C	6,391,969	319,019	20.04
Class F-1	4,114,435	203,467	20.22
Class F-2	1,668,974	82,399	20.25
Class 529-A	1,357,052	67,088	20.23
Class 529-B	38,388	1,903	20.18
Class 529-C	436,420	21,658	20.15
Class 529-E	60,149	2,982	20.17
Class 529-F-1	48,423	2,394	20.23
Class R-1	123,585	6,134	20.15
Class R-2	604,225	30,115	20.06
Class R-3	1,299,770	64,370	20.19
Class R-4	1,077,216	53,240	20.23
Class R-5	550,130	27,147	20.26
Class R-6	2,025,669	99,915	20.27

See Notes to Financial Statements

Income Fund of America	15

Statement of operations		unaudited
for the six months ended January 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $24,687;also includes $77,079 from affiliates)	$1,072,395
Interest (includes $5,973 from affiliates)	489,546	$1,561,941

Fees and expenses*:
Investment advisory services	93,675
Distribution services	131,794
Transfer agent services	35,081
Administrative services	8,171
Reports to shareholders	1,591
Registration statement and prospectus	488
Trustees’ compensation	750
Auditing and legal	39
Custodian	1,182
Other	1,045	273,816
Net investment income		1,288,125

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain on:
Investments (includes $1,813 net gain from affiliates)	1,294,744
Forward currency contracts	9,950
Currency transactions	2,934	1,307,628
Net unrealized appreciation on:
Investments	1,449,578
Forward currency contracts	7,578
Currency translations	532	1,457,688
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		2,765,316
Net increase in net assets resulting from operations		$4,053,441

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

16	Income Fund of America

Statements of changes in net assets
	(dollars in thousands)

	Six months ended January 31, 2014*	Year ended July 31, 2013
Operations:
Net investment income	$1,288,125	$2,716,517
Net realized gain on investments, forward currency contracts and currency transactions	1,307,628	1,481,660
Net unrealized appreciation on investments, forward currency contracts and currency translations	1,457,688	6,793,524
Net increase in net assets resulting from operations	4,053,441	10,991,701

Dividends paid to shareholders from net investment income	(1,373,438)	(2,756,869)

Net capital share transactions	1,208,838	2,176,097

Total increase in net assets	3,888,841	10,410,929

Net assets:
Beginning of period	83,282,284	72,871,355
End of period (including undistributed net investment income: $307,092 and $392,405, respectively)	$87,171,125	$83,282,284

*Unaudited.

See Notes to Financial Statements

Income Fund of America	17

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

18	Income Fund of America

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Income Fund of America	19

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

20	Income Fund of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the

Income Fund of America	21

use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$9,377,241	$—	$5,024	$9,382,265
Industrials	8,494,236	—	161,711	8,655,947
Financials	7,512,201	528,611	—	8,040,812
Information technology	5,185,825	644,044	—	5,829,869
Consumer staples	5,467,478	—	—	5,467,478
Consumer discretionary	4,397,823	330,063	673	4,728,559
Energy	4,718,899	—	162	4,719,061
Utilities	4,210,831	328,891	—	4,539,722
Materials	4,421,327	62,910	—	4,484,237
Telecommunication services	3,913,256	278,353	—	4,191,609
Miscellaneous	3,477,160	212,481	—	3,689,641
Preferred stocks	151,142	313,682	—	464,824
Warrants	—	—	26	26
Convertible securities	167,857	230,166	70,399	468,422
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,598,636	39,012	13,637,648
U.S. Treasury bonds & notes	—	2,082,564	—	2,082,564
Mortgage-backed obligations	—	1,513,232	—	1,513,232
Federal agency bonds & notes	—	280,722	—	280,722
Other bonds & notes	—	187,866	—	187,866
Miscellaneous	—	23,307	—	23,307
Short-term securities	—	4,722,823	—	4,722,823
Total	$61,495,276	$25,338,351	$277,007	$87,110,634

22	Income Fund of America

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$7,578	$—	$7,578

*	Securities with a value of $2,158,746,000, which represented 2.48% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Income Fund of America	23

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed

24	Income Fund of America

forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of January 31, 2014 (dollars in thousands):

	Asset		Liability
	Location on		Location on
	statement of		statement of
Contract	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$7,578	Unrealized depreciation on open forward currency contracts	$ —

	Net realized gain		Net unrealized appreciation
	Location on		Location on
Contract	statement of operations	Value	statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$9,950	Net unrealized appreciation on forward currency contracts	$7,578

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment

Income Fund of America	25

income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$395,319
Capital loss carryforward expiring 2018*	(4,858,854)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$16,562,169
Gross unrealized depreciation on investment securities	(1,579,224)
Net unrealized appreciation on investment securities	14,982,945
Cost of investment securities	72,127,689

26	Income Fund of America

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended January 31, 2014	Year ended July 31, 2013
Class A	$1,077,715	$2,171,974
Class B	9,404	27,748
Class C	80,586	178,582
Class F-1	62,127	107,595
Class F-2	26,805	46,177
Class 529-A	21,243	42,441
Class 529-B	491	1,393
Class 529-C	5,208	10,954
Class 529-E	877	1,814
Class 529-F-1	780	1,496
Class R-1	1,532	3,417
Class R-2	7,691	17,045
Class R-3	19,305	41,523
Class R-4	17,399	33,835
Class R-5	9,308	18,939
Class R-6	32,967	51,936
Total	$1,373,438	$2,756,869

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2014, the investment advisory services fee was $93,675,000, which was equivalent to an annualized rate of 0.217% of average daily net assets.

Class-specific fees and expenses Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Income Fund of America	27

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

28	Income Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended January 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$79,172	$25,787	$3,313	Not applicable
Class B	3,802	317	Not applicable	Not applicable
Class C	32,383	2,571	1,621	Not applicable
Class F-1	4,858	2,105	972	Not applicable
Class F-2	Not applicable	908	392	Not applicable
Class 529-A	1,496	403	336	$655
Class 529-B	211	16	11	21
Class 529-C	2,158	143	109	211
Class 529-E	150	9	15	29
Class 529-F-1	—	14	12	23
Class R-1	622	59	31	Not applicable
Class R-2	2,274	992	153	Not applicable
Class R-3	3,309	1,055	333	Not applicable
Class R-4	1,359	562	272	Not applicable
Class R-5	Not applicable	136	135	Not applicable
Class R-6	Not applicable	4	466	Not applicable
Total class-specific expenses	$131,794	$35,081	$8,171	$939

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $750,000 in the fund’s statement of operations includes $273,000 in current fees (either paid in cash or deferred) and a net increase of $477,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Income Fund of America	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$3,298,157	164,471	$1,039,678	52,190	$(3,685,179)	(183,824)	$652,656	32,837
Class B	10,438	523	9,215	466	(163,746)	(8,239)	(144,093)	(7,250)
Class C	534,934	26,964	76,678	3,891	(810,083)	(40,819)	(198,471)	(9,964)
Class F-1	767,401	38,293	60,223	3,027	(384,627)	(19,210)	442,997	22,110
Class F-2	322,167	16,056	23,322	1,171	(157,799)	(7,859)	187,690	9,368
Class 529-A	93,916	4,685	21,236	1,068	(97,712)	(4,877)	17,440	876
Class 529-B	847	43	491	25	(9,775)	(490)	(8,437)	(422)
Class 529-C	35,153	1,760	5,206	262	(37,695)	(1,888)	2,664	134
Class 529-E	4,521	226	876	44	(5,758)	(287)	(361)	(17)
Class 529-F-1	7,913	393	780	40	(6,030)	(301)	2,663	132
Class R-1	13,444	675	1,523	77	(15,597)	(780)	(630)	(28)
Class R-2	62,699	3,151	7,681	389	(94,585)	(4,767)	(24,205)	(1,227)
Class R-3	134,313	6,713	19,269	971	(217,816)	(10,916)	(64,234)	(3,232)
Class R-4	158,690	7,937	17,398	874	(177,696)	(8,846)	(1,608)	(35)
Class R-5	70,262	3,484	9,304	467	(71,305)	(3,551)	8,261	400
Class R-6	368,458	18,452	32,937	1,652	(64,889)	(3,220)	336,506	16,884
Total net increase (decrease)	$5,883,313	293,826	$1,325,817	66,614	$(6,000,292)	(299,874)	$1,208,838	60,566

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$6,799,757	364,100	$2,086,314	112,144	$(7,414,778)	(398,937)	$1,471,293	77,307
Class B	26,969	1,464	27,089	1,471	(501,122)	(27,222)	(447,064)	(24,287)
Class C	916,082	49,436	168,957	9,181	(1,450,582)	(78,597)	(365,543)	(19,980)
Class F-1	1,181,426	63,117	104,438	5,616	(610,314)	(32,789)	675,550	35,944
Class F-2	472,751	25,296	40,087	2,153	(227,692)	(12,190)	285,146	15,259
Class 529-A	199,233	10,735	42,425	2,284	(173,700)	(9,356)	67,958	3,663
Class 529-B	2,397	130	1,392	75	(21,711)	(1,176)	(17,922)	(971)
Class 529-C	68,835	3,713	10,950	591	(71,129)	(3,849)	8,656	455
Class 529-E	8,507	460	1,814	98	(9,309)	(505)	1,012	53
Class 529-F-1	10,094	542	1,496	80	(7,795)	(421)	3,795	201
Class R-1	23,012	1,239	3,404	184	(40,798)	(2,215)	(14,382)	(792)
Class R-2	152,857	8,296	17,014	923	(190,058)	(10,314)	(20,187)	(1,095)
Class R-3	292,660	15,756	41,436	2,235	(348,587)	(18,798)	(14,491)	(807)
Class R-4	301,902	16,195	33,823	1,820	(272,131)	(14,655)	63,594	3,360
Class R-5	146,132	7,769	18,918	1,018	(151,577)	(8,195)	13,473	592
Class R-6	549,910	29,473	51,849	2,780	(136,550)	(7,264)	465,209	24,989
Total net increase (decrease)	$11,152,524	597,721	$2,651,406	142,653	$(11,627,833)	(626,483)	$2,176,097	113,891

* Includes exchanges between share classes of the fund.

30	Income Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,400,631,000 and $15,003,810,000, respectively, during the six months ended January 31, 2014.

Income Fund of America	31

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 1/31/2014[4,5]	$19.64	$.31	$.64	$.95
	Year ended 7/31/2013	17.66	.67	1.99	2.66
	Year ended 7/31/2012	16.97	.66	.73	1.39
	Year ended 7/31/2011	15.48	.71	1.53	2.24
	Year ended 7/31/2010	14.04	.73	1.37	2.10
	Year ended 7/31/2009	16.98	.74	(2.98)	(2.24)
Class B:	Six months ended 1/31/2014[4,5]	19.50	.23	.64	.87
	Year ended 7/31/2013	17.53	.53	1.97	2.50
	Year ended 7/31/2012	16.85	.53	.71	1.24
	Year ended 7/31/2011	15.37	.58	1.52	2.10
	Year ended 7/31/2010	13.94	.60	1.37	1.97
	Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)
Class C:	Six months ended 1/31/2014[4,5]	19.42	.23	.64	.87
	Year ended 7/31/2013	17.47	.51	1.97	2.48
	Year ended 7/31/2012	16.80	.52	.71	1.23
	Year ended 7/31/2011	15.33	.57	1.51	2.08
	Year ended 7/31/2010	13.91	.60	1.36	1.96
	Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)
Class F-1:	Six months ended 1/31/2014[4,5]	19.60	.30	.64	.94
	Year ended 7/31/2013	17.62	.65	2.00	2.65
	Year ended 7/31/2012	16.94	.65	.72	1.37
	Year ended 7/31/2011	15.46	.70	1.52	2.22
	Year ended 7/31/2010	14.02	.73	1.37	2.10
	Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)
Class F-2:	Six months ended 1/31/2014[4,5]	19.63	.32	.65	.97
	Year ended 7/31/2013	17.65	.70	1.99	2.69
	Year ended 7/31/2012	16.97	.69	.72	1.41
	Year ended 7/31/2011	15.48	.74	1.53	2.27
	Year ended 7/31/2010	14.04	.77	1.36	2.13
	Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)
Class 529-A:	Six months ended 1/31/2014[4,5]	19.60	.30	.65	.95
	Year ended 7/31/2013	17.63	.65	1.98	2.63
	Year ended 7/31/2012	16.95	.64	.72	1.36
	Year ended 7/31/2011	15.46	.69	1.53	2.22
	Year ended 7/31/2010	14.03	.73	1.35	2.08
	Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)

32	Income Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.33)	$20.26	4.87%	$66,677	.55%[6]		.55%[6]		3.06%[6]
(.68)	19.64	15.33	63,968	.58		.58		3.58
(.70)	17.66	8.45	56,153	.59		.59		3.92
(.75)	16.97	14.68	52,940	.58		.58		4.24
(.66)	15.48	15.09	48,437	.61		.61		4.82
(.70)	14.04	(12.72)	45,569	.64		.63		5.50
(.25)	20.12	4.49	698	1.31	[6]	1.31	[6]	2.32	[6]
(.53)	19.50	14.48	818	1.33		1.33		2.86
(.56)	17.53	7.56	1,161	1.34		1.34		3.19
(.62)	16.85	13.82	1,760	1.34		1.34		3.48
(.54)	15.37	14.24	2,421	1.38		1.38		4.01
(.61)	13.94	(13.37)	2,835	1.41		1.39		4.74
(.25)	20.04	4.50	6,392	1.35	[6]	1.35	[6]	2.26	[6]
(.53)	19.42	14.41	6,389	1.38		1.38		2.79
(.56)	17.47	7.55	6,096	1.38		1.38		3.13
(.61)	16.80	13.77	6,157	1.39		1.39		3.43
(.54)	15.33	14.17	5,882	1.43		1.43		4.00
(.61)	13.91	(13.43)	5,637	1.45		1.44		4.69
(.32)	20.22	4.84	4,115	.63	[6]	.63	[6]	2.97	[6]
(.67)	19.60	15.30	3,554	.65		.65		3.50
(.69)	17.62	8.35	2,563	.64		.64		3.87
(.74)	16.94	14.58	2,025	.64		.64		4.19
(.66)	15.46	15.08	1,815	.65		.65		4.78
(.70)	14.02	(12.71)	1,801	.66		.65		5.49
(.35)	20.25	4.96	1,669	.39	[6]	.39	[6]	3.21	[6]
(.71)	19.63	15.53	1,434	.41		.41		3.74
(.73)	17.65	8.59	1,020	.40		.40		4.09
(.78)	16.97	14.90	747	.40		.40		4.42
(.69)	15.48	15.31	460	.42		.42		5.04
(.73)	14.04	(12.19)	350	.44		.43		5.39
(.32)	20.23	4.88	1,357	.66	[6]	.66	[6]	2.96	[6]
(.66)	19.60	15.19	1,298	.68		.68		3.48
(.68)	17.63	8.30	1,102	.68		.68		3.82
(.73)	16.95	14.62	939	.67		.67		4.15
(.65)	15.46	14.95	753	.69		.69		4.77
(.70)	14.03	(12.72)	608	.70		.68		5.44

See page 37 for footnotes.

Income Fund of America	33

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:	Six months ended 1/31/2014[4,5]	$19.55	$.22	$.65	$.87
	Year ended 7/31/2013	17.57	.50	1.99	2.49
	Year ended 7/31/2012	16.89	.51	.71	1.22
	Year ended 7/31/2011	15.41	.56	1.52	2.08
	Year ended 7/31/2010	13.98	.59	1.37	1.96
	Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)
Class 529-C:	Six months ended 1/31/2014[4,5]	19.53	.22	.64	.86
	Year ended 7/31/2013	17.56	.50	1.99	2.49
	Year ended 7/31/2012	16.89	.51	.71	1.22
	Year ended 7/31/2011	15.41	.56	1.53	2.09
	Year ended 7/31/2010	13.99	.60	1.35	1.95
	Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)
Class 529-E:	Six months ended 1/31/2014[4,5]	19.55	.27	.65	.92
	Year ended 7/31/2013	17.58	.60	1.99	2.59
	Year ended 7/31/2012	16.91	.60	.71	1.31
	Year ended 7/31/2011	15.43	.65	1.52	2.17
	Year ended 7/31/2010	14.00	.68	1.36	2.04
	Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)
Class 529-F-1:	Six months ended 1/31/2014[4,5]	19.60	.32	.65	.97
	Year ended 7/31/2013	17.63	.69	1.98	2.67
	Year ended 7/31/2012	16.95	.68	.72	1.40
	Year ended 7/31/2011	15.46	.73	1.53	2.26
	Year ended 7/31/2010	14.03	.76	1.35	2.11
	Year ended 7/31/2009	16.96	.75	(2.96)	(2.21)
Class R-1:	Six months ended 1/31/2014[4,5]	19.53	.23	.64	.87
	Year ended 7/31/2013	17.56	.52	1.98	2.50
	Year ended 7/31/2012	16.89	.52	.71	1.23
	Year ended 7/31/2011	15.41	.57	1.52	2.09
	Year ended 7/31/2010	13.99	.61	1.35	1.96
	Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)
Class R-2:	Six months ended 1/31/2014[4,5]	19.45	.23	.63	.86
	Year ended 7/31/2013	17.49	.52	1.98	2.50
	Year ended 7/31/2012	16.82	.52	.71	1.23
	Year ended 7/31/2011	15.35	.57	1.51	2.08
	Year ended 7/31/2010	13.93	.60	1.35	1.95
	Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)

34	Income Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.24)	$20.18	4.45%	$38	1.44%[6]		1.44%[6]		2.19%[6]
(.51)	19.55	14.35	45	1.46		1.46		2.73
(.54)	17.57	7.41	58	1.47		1.47		3.06
(.60)	16.89	13.66	76	1.46		1.46		3.37
(.53)	15.41	14.10	92	1.49		1.49		3.92
(.60)	13.98	(13.47)	91	1.51		1.50		4.63
(.24)	20.15	4.44	436	1.43	[6]	1.43	[6]	2.18	[6]
(.52)	19.53	14.36	420	1.45		1.45		2.71
(.55)	17.56	7.43	370	1.47		1.47		3.04
(.61)	16.89	13.71	331	1.46		1.46		3.37
(.53)	15.41	14.04	281	1.48		1.48		3.97
(.60)	13.99	(13.45)	241	1.50		1.49		4.63
(.30)	20.17	4.71	60	.90	[6]	.90	[6]	2.71	[6]
(.62)	19.55	14.95	59	.92		.92		3.24
(.64)	17.58	7.99	52	.93		.93		3.57
(.69)	16.91	14.27	44	.94		.94		3.88
(.61)	15.43	14.66	35	.97		.97		4.49
(.66)	14.00	(12.98)	29	1.00		.98		5.14
(.34)	20.23	5.00	48	.43	[6]	.43	[6]	3.18	[6]
(.70)	19.60	15.44	44	.45		.45		3.70
(.72)	17.63	8.53	36	.46		.46		4.04
(.77)	16.95	14.87	31	.45		.45		4.37
(.68)	15.46	15.19	22	.47		.47		4.99
(.72)	14.03	(12.56)	19	.50		.48		5.64
(.25)	20.15	4.47	124	1.37	[6]	1.37	[6]	2.24	[6]
(.53)	19.53	14.43	120	1.39		1.39		2.78
(.56)	17.56	7.50	122	1.40		1.40		3.11
(.61)	16.89	13.76	109	1.41		1.41		3.42
(.54)	15.41	14.10	91	1.44		1.44		4.03
(.60)	13.99	(13.36)	74	1.46		1.44		4.68
(.25)	20.06	4.46	604	1.34	[6]	1.34	[6]	2.28	[6]
(.54)	19.45	14.47	609	1.36		1.36		2.80
(.56)	17.49	7.52	567	1.40		1.40		3.11
(.61)	16.82	13.75	552	1.41		1.41		3.41
(.53)	15.35	14.10	518	1.47		1.47		3.97
(.59)	13.93	(13.54)	463	1.56		1.54		4.58

See page 37 for footnotes.

Income Fund of America	35

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-3:	Six months ended 1/31/2014[4,5]	$19.57	$.27	$.64	$.91
	Year ended 7/31/2013	17.60	.60	1.98	2.58
	Year ended 7/31/2012	16.92	.60	.72	1.32
	Year ended 7/31/2011	15.44	.64	1.53	2.17
	Year ended 7/31/2010	14.01	.68	1.35	2.03
	Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)
Class R-4:	Six months ended 1/31/2014[4,5]	19.61	.30	.64	.94
	Year ended 7/31/2013	17.63	.66	1.99	2.65
	Year ended 7/31/2012	16.95	.65	.72	1.37
	Year ended 7/31/2011	15.46	.70	1.53	2.23
	Year ended 7/31/2010	14.03	.72	1.36	2.08
	Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)
Class R-5:	Six months ended 1/31/2014[4,5]	19.64	.33	.64	.97
	Year ended 7/31/2013	17.66	.71	1.99	2.70
	Year ended 7/31/2012	16.97	.70	.73	1.43
	Year ended 7/31/2011	15.48	.75	1.53	2.28
	Year ended 7/31/2010	14.04	.77	1.37	2.14
	Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)
Class R-6:	Six months ended 1/31/2014[4,5]	19.65	.34	.64	.98
	Year ended 7/31/2013	17.66	.72	2.00	2.72
	Year ended 7/31/2012	16.98	.71	.72	1.43
	Year ended 7/31/2011	15.49	.76	1.52	2.28
	Year ended 7/31/2010	14.05	.79	1.35	2.14
	Period from 5/1/2009 to 7/31/2009[4]	12.55	.19	1.48	1.67

	Six months ended	Year ended July 31
	January 31, 2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	20%	47%	41%	38%	35%	49%

36	Income Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.29)	$20.19	4.69%	$1,300	.93%[6]		.93%[6]		2.69%[6]
(.61)	19.57	14.91	1,323	.94		.94		3.22
(.64)	17.60	8.01	1,204	.96		.96		3.55
(.69)	16.92	14.23	1,118	.96		.96		3.86
(.60)	15.44	14.63	1,056	.99		.99		4.45
(.66)	14.01	(12.99)	936	1.00		.99		5.14
(.32)	20.23	4.84	1,077	.63	[6]	.63	[6]	2.99	[6]
(.67)	19.61	15.29	1,045	.64		.64		3.52
(.69)	17.63	8.33	880	.65		.65		3.86
(.74)	16.95	14.62	809	.66		.66		4.17
(.65)	15.46	14.95	740	.68		.68		4.77
(.70)	14.03	(12.72)	629	.70		.69		5.43
(.35)	20.26	4.99	550	.33	[6]	.33	[6]	3.28	[6]
(.72)	19.64	15.60	525	.34		.34		3.83
(.74)	17.66	8.70	462	.35		.35		4.17
(.79)	16.97	14.94	478	.36		.36		4.46
(.70)	15.48	15.36	447	.38		.38		5.07
(.73)	14.04	(12.53)	395	.40		.38		5.72
(.36)	20.27	5.02	2,026	.28	[6]	.28	[6]	3.32	[6]
(.73)	19.65	15.72	1,631	.29		.29		3.85
(.75)	17.66	8.69	1,025	.30		.30		4.21
(.79)	16.98	14.99	758	.31		.31		4.51
(.70)	15.49	15.40	480	.33		.33		5.20
(.17)	14.05	13.42	272	.09		.09		1.45

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

Income Fund of America	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2013, through January 31, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	Income Fund of America

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	8/1/2013	1/31/2014	period*	ratio
Class A — actual return	$1,000.00	$1,048.72	$2.84	.55%
Class A — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class B — actual return	1,000.00	1,044.87	6.75	1.31
Class B — assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class C — actual return	1,000.00	1,045.03	6.96	1.35
Class C — assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class F-1 — actual return	1,000.00	1,048.41	3.25	.63
Class F-1 assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 — actual return	1,000.00	1,049.62	2.01	.39
Class F-2 — assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 529-A — actual return	1,000.00	1,048.80	3.41	.66
Class 529-A — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 529-B — actual return	1,000.00	1,044.54	7.42	1.44
Class 529-B — assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class 529-C — actual return	1,000.00	1,044.37	7.37	1.43
Class 529-C — assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class 529-E — actual return	1,000.00	1,047.11	4.64	.90
Class 529-E — assumed 5% return	1,000.00	1,020.67	4.58	.90
Class 529-F-1 — actual return	1,000.00	1,049.98	2.22	.43
Class 529-F-1 — assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-1 — actual return	1,000.00	1,044.72	7.06	1.37
Class R-1 — assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 — actual return	1,000.00	1,044.56	6.91	1.34
Class R-2 — assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-3 — actual return	1,000.00	1,046.93	4.80	.93
Class R-3 — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class R-4 — actual return	1,000.00	1,048.42	3.25	.63
Class R-4 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class R-5 — actual return	1,000.00	1,049.91	1.71	.33
Class R-5 — assumed 5% return	1,000.00	1,023.54	1.68	.33
Class R-6 — actual return	1,000.00	1,050.19	1.45	.28
Class R-6 — assumed 5% return	1,000.00	1,023.79	1.43	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Income Fund of America	39

Approval of Investment Advisory and Service Agreement

The Income Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2014. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Income Funds Index, the S&P 500 Index and the Barclays U. S. Aggregate Index. They noted that the investment results of the fund generally exceeded those of these indexes for the lifetime, 20-year, 10-year, 5- year and shorter periods, except for the S&P 500 Index where comparisons were mixed. They also noted that the volatility of the fund’s monthly returns for such periods was less than that of the S&P 500 Index but greater than that of the Lipper Income Funds Index. The board and the committee concluded that the fund’s investment results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

40	Income Fund of America

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Income Fund of America	41

Office of the fund

One Market
Steuart Tower, Suite 2000
San Francisco, CA 94105-1409

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

42	Income Fund of America

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Income Fund of America	43

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44	Income Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2014, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America® Investment portfolio January 31, 2014 unaudited

Common stocks 73.11%
		Value
Health care 10.76%	Shares	(000)

Merck & Co., Inc.	47,729,140	$ 2,528,213
Bristol-Myers Squibb Co.	39,275,000	1,962,572
Pfizer Inc.	51,693,000	1,571,467
AstraZeneca PLC	22,920,000	1,453,813
AbbVie Inc.	8,532,500	420,055
Johnson & Johnson	3,733,000	330,258
Roche Holding AG	1,200,000	329,962
Novartis AG	2,953,000	233,856
Novartis AG (ADR)	500,000	39,535
Eli Lilly and Co.	4,000,000	216,040
Baxter International Inc.	2,675,000	182,702
Sonic Healthcare Ltd.	7,527,841	108,768
Rotech Healthcare Inc.[1,2,3]	543,172	5,024
		9,382,265
Industrials 9.93%

General Electric Co.	69,579,500	1,748,533
Lockheed Martin Corp.	9,105,000	1,374,035
Waste Management, Inc.	22,822,153	953,510
BAE Systems PLC	71,745,000	506,087
Hubbell Inc., Class B	3,430,000	400,384
KONE Oyj, Class B	9,136,000	372,116
Masco Corp.	15,796,751	334,259
Iron Mountain Inc.[3]	12,457,211	328,995
Siemens AG	2,370,000	300,335
Norfolk Southern Corp.	3,000,000	277,770
R.R. Donnelley & Sons Co.[3]	13,345,400	246,490
Ryanair Holdings PLC (ADR)[1]	4,615,000	218,059
United Parcel Service, Inc., Class B	2,170,000	206,649
PACCAR Inc	3,382,500	189,420
Boeing Co.	1,500,000	187,890
Delta Air Lines, Inc.	5,609,588	171,709
United Technologies Corp.	1,500,000	171,030
Honeywell International Inc.	1,575,000	143,687
Beech Holdings, LLC[1,2,4]	14,049,124	114,290
Schneider Electric SA	1,407,606	113,697
Vallourec SA	2,250,000	112,416
Atlas Copco AB, Class B	2,825,000	70,675
CEVA Group PLC[1,2,5]	37,722	47,419
Geberit AG	158,758	46,087
Douglas Dynamics, Inc.[3]	1,405,146	20,403
Atrium Corp.[1,2]	1,807	2
		8,655,947
Common stocks
		Value
Financials 9.22%	Shares	(000)

Wells Fargo & Co.	19,692,000	$ 892,835
CME Group Inc., Class A	10,140,400	758,096
HSBC Holdings PLC (United Kingdom)	34,998,722	360,741
HSBC Holdings PLC (Hong Kong)[2]	28,586,382	299,977
BlackRock, Inc.	2,000,000	600,940
JPMorgan Chase & Co.	9,880,000	546,957
Suncorp Group Ltd.	48,244,898	514,258
Weyerhaeuser Co.[1]	16,440,213	491,234
Digital Realty Trust, Inc.[3]	8,346,000	425,563
McGraw Hill Financial, Inc.	4,725,000	359,289
Health Care REIT, Inc.	5,545,000	321,166
Public Storage	1,757,000	276,886
Hospitality Properties Trust[3]	9,608,335	246,934
Prudential PLC	11,775,000	237,703
HCP, Inc.	5,764,800	225,692
Kimco Realty Corp.	7,835,000	163,830
British Land Co. PLC	14,792,941	159,648
AXA SA	5,495,000	144,517
Sun Hung Kai Properties Ltd.[2]	11,099,235	136,140
Cullen/Frost Bankers, Inc.	1,700,000	125,834
Arthur J. Gallagher & Co.	2,500,000	115,575
Link Real Estate Investment Trust[2]	20,401,812	92,494
Macerich Co.	1,620,000	91,692
SEGRO PLC	13,460,309	74,591
Toronto-Dominion Bank	800,000	69,186
Northwest Bancshares, Inc.[3]	4,850,000	68,191
Allianz SE	350,000	58,439
Bank of Nova Scotia	910,065	49,926
New York Community Bancorp, Inc.	3,065,000	49,622
Redwood Trust, Inc.	2,479,888	46,374
City Holding Co.	741,000	33,063
American Tower Corp.	42,271	3,419
Prime AET&D Holdings No 1 Pty Ltd.[1,2]	22,756,141	—
		8,040,812
Information technology 6.69%

Microsoft Corp.	53,716,100	2,033,154
Texas Instruments Inc.	20,430,000	866,232
Analog Devices, Inc.	11,650,000	562,345
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	127,503,000	440,239
Cisco Systems, Inc.	19,925,500	436,568
Intel Corp.	13,000,000	319,020
Paychex, Inc.	7,458,182	311,901
Maxim Integrated Products, Inc.	7,796,000	235,907
Quanta Computer Inc.[2]	82,811,955	203,805
STMicroelectronics NV	24,162,000	198,359
KLA-Tencor Corp.	2,850,000	175,190
Fidessa group PLC	1,240,000	47,149
		5,829,869
Consumer staples 6.27%

Kimberly-Clark Corp.	9,570,000	1,046,671
PepsiCo, Inc.	12,177,588	978,591
Procter & Gamble Co.	10,500,000	804,510
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Philip Morris International Inc.	9,499,200	$ 742,267
Nestlé SA	5,690,000	412,951
Altria Group, Inc.	10,667,000	375,692
Kellogg Co.	4,500,000	260,910
General Mills, Inc.	3,605,000	173,112
Kraft Foods Group, Inc.	3,216,667	168,393
British American Tobacco PLC	3,318,000	159,052
Hershey Co.	1,500,000	149,100
Lorillard, Inc.	2,450,000	120,589
Coca-Cola Co.	2,000,000	75,640
		5,467,478
Consumer discretionary 5.43%

Home Depot, Inc.	12,365,000	950,250
Carnival Corp., units	16,000,000	627,040
Time Warner Inc.	8,065,000	506,724
Time Warner Cable Inc.	3,642,690	485,461
SJM Holdings Ltd.[2]	104,800,000	329,868
Wolters Kluwer NV	9,819,814	271,237
SES SA, Class A (FDR)	7,800,000	250,530
Marks and Spencer Group PLC	30,000,000	232,234
Genuine Parts Co.	2,350,000	193,287
VF Corp.	2,840,000	165,998
H & M Hennes & Mauritz AB, Class B	3,649,500	157,313
McDonald’s Corp.	1,500,000	141,255
Nokian Renkaat Oyj	3,049,000	128,711
ProSiebenSat.1 Media AG	2,745,000	123,246
Wynn Resorts, Ltd.	387,000	84,142
Daimler AG	553,800	46,406
Cooper-Standard Holdings Inc.[1]	586,012	33,989
Revel AC, Inc.[1,2,3,4]	529,539	673
Adelphia Recovery Trust, Series ACC-1[1,2]	19,531,478	195
		4,728,559
Energy 5.41%

Spectra Energy Corp	25,390,500	912,788
Royal Dutch Shell PLC, Class B (ADR)	7,965,000	580,091
Royal Dutch Shell PLC, Class B	3,797,147	138,887
ConocoPhillips	10,889,000	707,241
Chevron Corp.	6,030,800	673,218
Kinder Morgan, Inc.	16,964,000	576,946
Occidental Petroleum Corp.	4,675,000	409,390
Crescent Point Energy Corp.	10,905,000	377,159
Diamond Offshore Drilling, Inc.	3,135,200	152,183
Keyera Corp.	1,332,700	78,975
TOTAL SA (ADR)	1,050,000	60,028
Husky Energy Inc.	1,750,000	51,993
General Maritime Corp.[1,2]	5,506	162
		4,719,061
Utilities 5.21%

National Grid PLC	99,702,637	1,293,180
Duke Energy Corp.	8,733,957	616,792
PG&E Corp.	11,300,000	476,295
Common stocks
		Value
Utilities (continued)	Shares	(000)

DTE Energy Co.	5,000,000	$ 341,100
Power Assets Holdings Ltd.[2]	43,586,000	328,891
EDP — Energias de Portugal, SA	80,824,000	303,695
FirstEnergy Corp.	8,867,983	279,253
ONEOK, Inc.	3,575,000	244,852
Dominion Resources, Inc.	3,570,000	242,439
Exelon Corp.	6,000,000	174,000
Snam SpA	30,547,000	167,679
DUET Group, units	19,686,734	36,008
Ratchaburi Electricity Generating Holding PCL	24,568,000	35,538
		4,539,722
Materials 5.15%

E.I. du Pont de Nemours and Co.	21,261,000	1,297,133
Dow Chemical Co.	24,104,900	1,097,014
Nucor Corp.[3]	17,233,293	833,230
MeadWestvaco Corp.[3]	11,281,000	406,906
BASF SE	2,500,000	268,155
Air Products and Chemicals, Inc.	1,905,000	200,292
Cliffs Natural Resources Inc.[3]	7,354,581	142,090
Fletcher Building Ltd.	17,974,000	131,967
Israel Chemicals Ltd.[2]	5,943,040	48,784
Impala Platinum Holdings Ltd.	4,287,112	44,540
NewPage Holdings Inc.[1,2,4]	118,460	14,126
		4,484,237
Telecommunication services 4.81%

Verizon Communications Inc.	19,215,000	922,704
Vodafone Group PLC	226,644,000	844,080
Telstra Corp. Ltd.	141,451,533	636,287
Orange	40,975,000	507,093
TalkTalk Telecom Group PLC[3]	57,242,000	293,592
HKT Trust, units[2]	289,748,000	278,353
BT Group PLC	33,330,000	210,015
Advanced Info Service PCL	25,013,400	158,370
CenturyLink, Inc.	5,050,000	145,743
OJSC MegaFon (GDR)[5]	3,194,200	95,283
OJSC MegaFon (GDR)	266,800	7,959
AT&T Inc.	2,765,000	92,130
		4,191,609
Miscellaneous 4.23%

Other common stocks in initial period of acquisition		3,689,641
Total common stocks (cost: $49,425,860,000)		63,729,200
Preferred stocks 0.53%

Financials 0.45%

Vornado Realty Trust, Series I, 6.625%	3,380,000	81,120
Citigroup Inc. 7.875% preferred	2,637,610	71,697
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	62,734
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	51,188
Preferred stocks
		Value
Financials (continued)	Shares	(000)

HSBC Holdings PLC, Series 2, 8.00%	1,825,000	$ 49,218
Citigroup Inc., Series K, depositary shares	1,508,781	38,870
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,724,000	39,975
		394,802
Miscellaneous 0.08%

Other preferred stocks in initial period of acquisition		70,022
Total preferred stocks (cost: $459,641,000)		464,824
Warrants 0.00%

Energy 0.00%

General Maritime Corp., warrants, expire 2017[1,2]	8,514	26
Total warrants (cost: $2,171,000)		26
Convertible securities 0.54%
	Shares or
Industrials 0.20%	principal amount

United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	102,699
CEVA Group PLC, Series A-2, 2.239% convertible preferred[2,4]	13,633	17,137
CEVA Group PLC, Series A-1, 3.239% convertible preferred[2]	31,778	53,262
		173,098
Materials 0.15%

Alcoa Inc. 5.25% convertible notes 2014	$41,500,000	74,259
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[3]	2,925,000	55,546
		129,805
Energy 0.10%

Chesapeake Energy Corporation 5.75% convertible preferred[5]	73,000	84,087
Consumer staples 0.03%

Bunge Ltd. 4.875% convertible preferred	272,700	28,224
Consumer discretionary 0.03%

MGM Resorts International 4.25% convertible notes 2015	$19,845,000	27,895
Telecommunication services 0.03%

Leap Wireless International, Inc. 4.50% convertible notes 2014	$25,000,000	25,313
Total convertible securities (cost: $398,779,000)		468,422
Bonds, notes & other debt instruments 20.33%
Corporate bonds & notes 15.64%	Principal amount
Financials 3.13%	(000)

Wells Fargo & Co. 1.25% 2016	$18,000	18,185
Wells Fargo & Co. 3.676% 2016	10,000	10,670
Wells Fargo & Co. 4.60% 2021	45,000	49,652
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	$ 86,566	$ 98,036
JPMorgan Chase & Co. 3.45% 2016	10,000	10,504
JPMorgan Chase & Co. 3.25% 2022	5,000	4,862
JPMorgan Chase & Co. 3.20% 2023	8,000	7,694
JPMorgan Chase & Co. 3.875% 2024	5,500	5,509
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[6]	36,535	37,211
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	74,825	82,847
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[5,6]	116,330	145,296
CIT Group Inc., Series C, 4.75% 2015[5]	61,150	63,137
CIT Group Inc. 4.25% 2017	14,000	14,578
CIT Group Inc. 5.00% 2017	43,300	46,331
CIT Group Inc., Series C, 5.50% 2019[5]	13,650	14,606
Simon Property Group, LP 6.75% 2014	5,310	5,318
Simon Property Group, LP 5.25% 2016	73,435	81,218
Simon Property Group, LP 6.10% 2016	4,250	4,683
Simon Property Group, LP 5.875% 2017	15,000	16,916
Simon Property Group, LP 6.125% 2018	10,790	12,683
Simon Property Group, LP 10.35% 2019	5,000	6,822
Westfield Group 5.75% 2015[5]	10,250	11,024
Westfield Group 5.70% 2016[5]	36,825	41,095
Westfield Group 7.125% 2018[5]	39,175	46,782
Westfield Group 6.75% 2019[5]	3,250	3,894
Westfield Group 4.625% 2021[5]	20,000	21,478
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,708
Goldman Sachs Group, Inc. 2.625% 2019	38,800	38,905
Goldman Sachs Group, Inc. 5.25% 2021	23,000	25,287
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,653
Goldman Sachs Group, Inc. 3.625% 2023	8,500	8,322
Citigroup Inc. 4.587% 2015	10,885	11,618
Citigroup Inc. 3.953% 2016	7,115	7,582
Citigroup Inc. 2.50% 2018	6,000	6,045
Citigroup Inc. 8.50% 2019	4,894	6,309
Citigroup Inc. 3.875% 2023	13,650	13,508
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[6]	44,032	39,159
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[6]	20,000	19,179
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[6]	13,295	12,713
Bank of America Corp., Series L, 3.625% 2016	7,060	7,439
Bank of America Corp. 3.75% 2016	9,975	10,590
Bank of America Corp. 5.75% 2017	8,100	9,236
Bank of America Corp. 5.625% 2020	9,000	10,290
Bank of America Corp. 5.00% 2021	3,500	3,840
Bank of America Corp. 3.30% 2023	4,000	3,848
Bank of America Corp. 4.10% 2023	900	911
Bank of America Corp. 4.125% 2024	10,300	10,435
Bank of America Corp. 5.00% 2044	6,500	6,589
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[6]	30,924	34,566
Realogy Corp. 3.375% 2016[5]	3,000	3,038
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	7,340	7,340
Realogy Corp. 7.875% 2019[5]	54,355	59,519
Realogy Corp., Term Loan B, 4.50% 2020[6,7,8]	26,018	26,255
Developers Diversified Realty Corp. 5.50% 2015	15,776	16,624
Developers Diversified Realty Corp. 9.625% 2016	8,395	9,798
Developers Diversified Realty Corp. 7.50% 2017	35,087	40,871
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Developers Diversified Realty Corp. 4.75% 2018	$ 5,000	$ 5,442
Developers Diversified Realty Corp. 7.875% 2020	7,795	9,716
DDR Corp. 3.50% 2021	4,000	3,968
iStar Financial Inc., Term Loan B, 4.50% 2017[6,7,8]	23,757	23,908
iStar Financial Inc., Series B, 9.00% 2017	37,360	44,085
iStar Financial Inc., 4.875% 2018	11,575	11,691
Hospitality Properties Trust 5.125% 2015[3]	2,160	2,203
Hospitality Properties Trust 6.30% 2016[3]	19,827	21,366
Hospitality Properties Trust 5.625% 2017[3]	10,169	11,081
Hospitality Properties Trust 6.70% 2018[3]	12,625	14,245
Hospitality Properties Trust 5.00% 2022[3]	6,500	6,750
Hospitality Properties Trust 4.50% 2023[3]	11,060	10,956
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[5,6]	55,766	59,044
Prologis, Inc. 2.75% 2019	3,500	3,517
Prologis, Inc. 3.35% 2021	2,750	2,724
Prologis, Inc. 4.25% 2023	46,755	47,205
International Lease Finance Corp. 4.875% 2015	51,400	53,392
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,440
Kimco Realty Corp. 5.70% 2017	17,250	19,296
Kimco Realty Corp. 4.30% 2018	1,000	1,083
Kimco Realty Corp. 6.875% 2019	10,844	13,035
Société Générale, junior subordinated 5.922% (undated)[5,6]	45,073	48,119
Lloyds Banking Group PLC 2.30% 2018	3,625	3,649
HBOS PLC 6.75% 2018[5]	17,300	19,719
LBG Capital No.1 PLC, Series 2, 7.875% 2020[5]	20,000	21,650
PNC Financial Services Group, Inc. 2.854% 2022	11,862	11,340
PNC Preferred Funding Trust I, junior subordinated 1.893% (undated)[5,6]	23,800	21,658
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[6]	10,250	10,835
UnumProvident Finance Co. PLC 6.85% 2015[5]	28,500	31,177
Unum Group 7.125% 2016	6,740	7,711
Standard Chartered PLC 3.85% 2015[5]	6,945	7,199
Standard Chartered Bank 6.40% 2017[5]	25,000	28,374
HSBK (Europe) BV 7.25% 2017[5]	30,570	33,413
American Tower Corp. 7.00% 2017	6,200	7,293
American Tower Corp. 3.40% 2019	6,400	6,626
American Tower Corp. 7.25% 2019	15,025	18,204
Crescent Resources 10.25% 2017[5]	26,885	29,708
Icahn Enterprises Finance Corp. 3.50% 2017[5]	23,550	23,638
Icahn Enterprises Finance Corp. 4.875% 2019[5]	5,250	5,243
MetLife Global Funding I 2.50% 2015[5]	10,000	10,325
MetLife Capital Trust IV, junior subordinated 7.875% 2067[5,6]	14,430	16,703
MetLife Capital Trust X, junior subordinated 9.25% 2068[5,6]	500	645
Morgan Stanley 1.75% 2016	15,000	15,229
Morgan Stanley 3.80% 2016	5,125	5,422
Morgan Stanley 2.50% 2019	6,645	6,640
Synovus Financial Corp. 5.125% 2017	10,409	10,955
Synovus Financial Corp. 7.875% 2019	13,816	15,664
BNP Paribas 3.60% 2016	10,000	10,543
BNP Paribas 2.40% 2018	8,000	8,026
BNP Paribas 5.00% 2021	7,000	7,704
American International Group, Inc. 4.875% 2016	4,000	4,397
American International Group, Inc. 3.80% 2017	8,000	8,575
American International Group, Inc. 3.375% 2020	13,000	13,282
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Rabobank Nederland 2.25% 2019	$ 8,000	$ 8,016
Rabobank Nederland 4.625% 2023	17,280	17,553
Liberty Mutual Group Inc. 4.25% 2023[5]	4,400	4,382
Liberty Mutual Group Inc., Series A, 7.80% 2087[5,6]	19,415	20,968
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,242
Intercontinentalexchange, Inc. 4.00% 2023	9,045	9,313
HCP, Inc. 3.75% 2016	20,000	21,074
Regions Financial Corp. 7.75% 2014	4,791	5,053
Regions Financial Corp. 5.75% 2015	14,761	15,658
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,930
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,078
Berkshire Hathaway Inc. 4.40% 2042	1,500	1,430
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	929
US Bancorp., Series T, 1.65% 2017	10,000	10,158
US Bancorp. 3.70% 2024	10,000	10,104
RBS Capital Trust II 6.425% noncumulative trust (undated)[6]	6,005	5,690
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[5,6,9]	12,735	13,626
BPCE SA group 5.15% 2024[5]	17,930	17,682
BB&T Corp., 2.05% 2018	2,350	2,360
BB&T Corp. 2.25% 2019	15,000	15,023
QBE Insurance Group Ltd. 2.40% 2018[5]	16,910	16,413
Leucadia National Corp. 5.50% 2023	15,380	15,816
BBVA Bancomer SA 4.50% 2016[5]	7,500	7,950
BBVA Bancomer SA 6.50% 2021[5]	7,200	7,767
Corporate Office Properties Trust 3.60% 2023	1,005	935
Corporate Office Properties LP 5.25% 2024	14,000	14,728
DCT Industrial Trust Inc. 4.50% 2023[5]	15,550	15,558
Prudential Financial, Inc. 4.50% 2021	2,400	2,600
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	9,811	12,717
ERP Operating LP 6.584% 2015	2,705	2,896
ERP Operating LP 7.125% 2017	10,000	11,728
American Express Co. 6.15% 2017	12,610	14,607
FelCor Lodging Trust Inc. 5.625% 2023	13,350	13,083
Boston Properties, Inc. 3.70% 2018	12,000	12,789
New York Life Global Funding 2.10% 2019[5]	11,000	11,042
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,366
ANZ National (International) Ltd. 3.125% 2015[5]	10,000	10,351
Ryman Hospitality Properties, Inc. 5.00% 2021	10,375	10,245
Westpac Banking Corp. 3.00% 2015	9,000	9,410
Bank of Nova Scotia 2.55% 2017	9,000	9,396
Toronto-Dominion Bank 2.375% 2016	9,000	9,352
Nationwide Mutual Insurance Co. 5.81% 2024[5,6]	8,150	8,282
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,198
Brandywine Operating Partnership, LP 5.70% 2017	20	22
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,685
ACE INA Holdings Inc. 2.60% 2015	7,445	7,710
Santander Issuances, SA Unipersonal 6.50% 2019[5,6]	7,500	7,650
Host Hotels & Resorts LP 6.00% 2021	6,400	7,146
Discover Financial Services 4.20% 2023	6,780	6,852
Barclays Bank PLC 5.125% 2020	5,500	6,214
UDR, Inc., Series A, 5.25% 2015	3,000	3,119
UDR, Inc. 3.70% 2020	2,320	2,376
Zions Bancorporation 5.50% 2015	3,731	3,945
Zions Bancorporation 6.00% 2015	1,357	1,440
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

CME Group Inc. 5.30% 2043	$ 4,000	$ 4,357
AXA SA, Series B, junior subordinated 6.379% (undated)[5,6]	4,155	4,165
Essex Portfolio L.P. 3.25% 2023	4,400	4,116
VEB Finance Ltd. 6.80% 2025[5]	3,000	3,109
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,250	3,104
Goodman Funding Pty Ltd. 6.00% 2022[5]	2,685	2,970
American Campus Communities, Inc. 3.75% 2023	2,985	2,836
AvalonBay Communities, Inc. 3.625% 2020	1,790	1,841
Development Bank of Kazakhstan 5.50% 2015	930	985
Development Bank of Kazakhstan 5.50% 2015[5]	637	675
Piedmont Operating Partnership LP 3.40% 2023	1,750	1,622
Genworth Holdings, Inc. 4.90% 2023	1,565	1,589
		2,731,047
Consumer discretionary 2.09%

Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[6,7,8]	36,533	37,008
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	47,550	50,046
Neiman Marcus Group LTD Inc. 8.75% 2021[5,6,10]	16,510	17,418
EchoStar DBS Corp. 7.75% 2015	7,350	7,975
DISH DBS Corp. 4.625% 2017	45,105	47,360
DISH DBS Corp. 4.25% 2018	35,500	36,299
DISH DBS Corp. 7.875% 2019	1,425	1,630
DISH DBS Corp. 5.125% 2020	10,900	10,927
Boyd Gaming Corp. 9.125% 2018	88,575	96,325
Boyd Gaming Corp. 9.00% 2020	5,000	5,438
MGM Resorts International 5.875% 2014	24,905	24,986
MGM Resorts International 6.625% 2015	20,725	22,228
MGM Resorts International 7.50% 2016	8,425	9,457
MGM Resorts International 8.625% 2019	2,425	2,868
MGM Resorts International 6.75% 2020	7,350	7,938
MGM Resorts International 7.75% 2022	17,000	19,210
Caesars Entertainment Operating Co. 11.25% 2017	24,365	24,852
Caesars Entertainment,Term Loan B, 7.00% 2020[6,7,8]	5,000	5,068
Caesars Entertainment Operating Co. 8.00% 2020[5]	17,475	18,218
Caesars Entertainment Operating Co. 9.00% 2020	19,450	18,915
Caesars Entertainment Operating Co. 9.00% 2020	9,000	8,775
Limited Brands, Inc. 5.25% 2014	1,585	1,635
Limited Brands, Inc. 8.50% 2019	16,105	19,527
Limited Brands, Inc. 7.00% 2020	21,271	24,036
Limited Brands, Inc. 6.625% 2021	23,754	26,040
Time Warner Cable Inc. 7.50% 2014	7,900	7,987
Time Warner Cable Inc. 6.75% 2018	18,630	21,084
Time Warner Cable Inc. 5.00% 2020	35,000	36,101
Comcast Corp. 5.90% 2016	10,000	11,040
Comcast Corp. 5.65% 2035	7,000	7,747
Comcast Corp. 6.45% 2037	25,000	29,964
Comcast Corp. 6.95% 2037	7,000	8,874
NBCUniversal Media, LLC 2.875% 2016	10,000	10,428
NBC Universal Enterprise, Inc. 0.924% 2018[5,6]	8,625	8,647
NBC Universal Enterprise, Inc. 5.25% (undated)[5]	37,105	37,476
Cox Communications, Inc. 5.45% 2014	1,599	1,666
Cox Communications, Inc. 5.875% 2016[5]	25,000	28,124
Cox Communications, Inc. 2.95% 2023[5]	23,875	21,883
Ford Motor Credit Co. 1.70% 2016	8,500	8,607
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Ford Motor Credit Co. 2.50% 2016	$ 7,000	$ 7,191
Ford Motor Credit Co. 8.00% 2016	1,500	1,772
Ford Motor Credit Co. 2.375% 2018	10,905	11,052
Ford Motor Credit Co. 4.375% 2023	17,850	18,185
Ford Motor Co. 4.75% 2043	150	141
Hilton Worldwide, Term Loan B, 4.00% 2020[6,7,8]	20,704	20,876
Hilton Hotels Corp. 5.625% 2021[5]	24,715	25,626
Time Warner Inc. 5.875% 2016	8,000	9,026
Time Warner Inc. 4.75% 2021	15,000	16,501
Time Warner Inc. 4.05% 2023	6,220	6,344
Time Warner Inc. 6.25% 2041	6,650	7,689
Time Warner Inc. 5.35% 2043	4,525	4,746
Myriad International Holdings 6.00% 2020[5]	40,000	42,200
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,130
Virgin Media Finance PLC 8.375% 2019[5]	14,150	15,335
Virgin Media Secured Finance PLC 5.375% 2021[5]	17,600	17,732
Dollar General Corp. 3.25% 2023	40,288	37,350
Toys “R” Us-Delaware, Inc. 7.375% 2016[5]	11,525	10,200
Toys “R” Us Property Co. II, LLC 8.50% 2017	13,300	13,566
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[6,7,8]	15,649	12,910
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	35,425	36,399
Citycenter, Term Loan B, 5.00% 2020[6,7,8]	35,125	35,604
Home Depot, Inc. 5.95% 2041	25,000	30,238
DaimlerChrysler North America Holding Corp. 1.30% 2015[5]	8,500	8,591
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	2,000	2,074
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	14,000	14,370
DaimlerChrysler North America Holding Corp. 2.375% 2018[5]	2,000	2,028
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,972
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	19,600	20,800
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	8,000	8,460
Volkswagen International Finance NV 0.857% 2014[5,6]	10,000	10,008
Volkswagen International Finance NV 2.875% 2016[5]	4,000	4,164
Volkswagen International Finance NV 2.375% 2017[5]	14,500	15,013
Michaels Stores, Inc. 7.50% 2018[5,6,10]	5,000	5,150
Michaels Stores, Inc. 7.75% 2018	17,000	18,232
Michaels Stores, Inc. 5.875% 2020[5]	5,500	5,514
News America Inc. 5.30% 2014	20,000	20,817
News America Inc. 3.00% 2022	3,000	2,882
News America Inc. 6.15% 2041	3,500	4,035
Univision Communications Inc. 6.875% 2019[5]	3,200	3,448
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,7,8]	17,319	17,435
Univision Communications Inc., Term Loan D, 4.00% 2020[6,7,8]	4,000	4,027
Univision Communications Inc. 5.125% 2023[5]	685	685
Royal Caribbean Cruises Ltd. 11.875% 2015	21,425	24,532
PETCO Animal Supplies, Inc. 9.25% 2018[5]	21,600	23,274
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	13,750	14,884
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,319
Cablevision Systems Corp. 8.00% 2020	20,000	22,550
Marriott International, Inc., Series I, 6.375% 2017	19,000	21,759
Burger King Corp 0%/11.00% 2019[5,11]	23,475	21,245
Stackpole Intl. 7.75% 2021[5]	19,840	20,782
Videotron Ltd. 6.375% 2015	4,905	4,932
Quebecor Media Inc. 7.75% 2016	7,037	7,125
Quebecor Media Inc. 5.75% 2023	8,500	8,309
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Carnival Corp. 3.95% 2020	$ 18,040	$ 18,545
Gannett Co., Inc. 5.125% 2019[5]	7,925	8,202
Gannett Co., Inc. 6.375% 2023[5]	8,950	9,196
Cinemark USA, Inc. 5.125% 2022	9,500	9,298
Cinemark USA, Inc. 4.875% 2023	8,300	7,885
Needle Merger Sub Corp. 8.125% 2019[5]	16,220	16,950
Warner Music Group 11.50% 2018	5,700	6,512
Warner Music Group 6.00% 2021[5]	9,720	10,109
Mohegan Tribal Gaming Authority 11.00% 2018[5,6,10]	13,725	13,837
J.C. Penney Co., Inc. 5.75% 2018	18,528	13,525
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	13,205
RCI Banque 3.50% 2018[5]	12,500	12,909
Laureate Education, Inc. 9.25% 2019[5]	11,750	12,690
General Motors Financial Co. 3.25% 2018[5]	9,830	9,941
General Motors Financial Co. 6.75% 2018	1,720	1,974
Cumulus Media Inc., Term Loan B, 4.25% 2020[6,7,8]	11,300	11,433
Seminole Tribe of Florida 6.535% 2020[5,7]	10,000	11,100
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	10,010	10,611
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[6,7,8]	4,813	4,867
Playa Resorts Holding BV 8.00% 2020[5]	4,900	5,243
Federated Department Stores, Inc. 6.90% 2029	7,925	9,602
President & Fellows of Harvard College 3.619% 2037	10,000	8,980
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,565
Seneca Gaming Corp. 8.25% 2018[5]	7,925	8,559
Walt Disney Co. 1.10% 2017	7,575	7,520
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,700	7,504
Six Flags Entertainment Corp. 5.25% 2021[5]	6,400	6,352
Dynacast International LLC 9.25% 2019	5,575	6,181
Schaeffler Holding Finance BV 6.875% 2018[5,6,10]	5,450	5,804
CBS Corp. 1.95% 2017	5,000	5,059
Viacom Inc. 4.25% 2023	2,950	3,027
Viacom Inc. 5.85% 2043	1,750	1,919
Thomson Reuters Corp. 1.30% 2017	1,510	1,509
Thomson Reuters Corp. 4.30% 2023	1,285	1,315
Thomson Reuters Corp. 5.65% 2043	1,425	1,503
Allison Transmission Holdings, Inc., Term Loan B2, 3.16% 2017[6,7,8]	3,474	3,487
Weather Company, Term Loan, 7.00% 2020[6,7,8]	2,500	2,528
NCL Corp. Ltd. 5.00% 2018	575	598
		1,820,080
Telecommunication services 2.09%

Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[5]	6,125	8,231
Sprint Nextel Corp. 8.375% 2017	29,525	34,249
Sprint Nextel Corp. 9.125% 2017	39,446	46,546
Sprint Nextel Corp. 9.00% 2018[5]	5,000	6,050
Sprint Nextel Corp. 7.00% 2020	66,570	72,062
Sprint Corp. 7.25% 2021[5]	32,350	34,978
Sprint Nextel Corp. 11.50% 2021	20,975	27,582
Sprint Corp. 7.875% 2023[5]	97,075	103,870
Sprint Corp. 7.125% 2024[5]	14,000	14,105
Verizon Communications Inc. 3.00% 2016	17,000	17,758
Verizon Communications Inc. 1.993% 2018[6]	7,000	7,333
Verizon Communications Inc. 5.15% 2023	105,485	115,043
Verizon Communications Inc. 6.00% 2041	28,000	31,449
Verizon Communications Inc. 6.55% 2043	104,810	126,575
Wind Acquisition SA 11.75% 2017[5]	128,405	135,628
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Wind Acquisition SA 7.25% 2018[5]	$ 50,980	$ 53,657
Wind Acquisition SA 7.25% 2018[5]	15,040	15,830
NII Capital Corp. 10.00% 2016	54,575	34,382
NII Capital Corp. 7.875% 2019[5]	42,475	32,281
NII Capital Corp. 8.875% 2019	45,100	21,423
NII Capital Corp. 11.375% 2019[5]	60,600	50,601
NII Capital Corp. 7.625% 2021	109,110	46,917
T-Mobile US, Inc. 6.542% 2020	54,450	57,853
MetroPCS Wireless, Inc. 6.25% 2021[5]	50,075	52,203
MetroPCS Wireless, Inc. 6.625% 2023[5]	61,150	63,672
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,7,8]	62,337	62,543
Cricket Communications, Inc. 7.75% 2020	53,075	60,439
LightSquared, Term Loan B, 12.00% 2014[7,8,9,10]	96,867	115,756
Frontier Communications Corp. 8.125% 2018	4,997	5,709
Frontier Communications Corp. 8.50% 2020	15,475	17,390
Frontier Communications Corp. 9.25% 2021	20,625	23,719
Frontier Communications Corp. 8.75% 2022	6,425	7,043
Frontier Communications Corp. 7.125% 2023	27,825	27,755
Frontier Communications Corp. 7.625% 2024	28,125	28,055
Intelsat Jackson Holding Co. 7.25% 2020	7,750	8,448
Intelsat Jackson Holding Co. 6.625% 2022[5]	54,310	56,347
Telecom Italia Capital SA 6.999% 2018	26,440	29,679
Telecom Italia Capital SA 7.175% 2019	9,000	10,215
Telecom Italia Capital SA 7.721% 2038	1,750	1,811
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,537
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,772
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,605
Telefónica Emisiones, SAU 4.57% 2023	4,500	4,547
France Télécom 2.75% 2016	9,000	9,351
France Télécom 4.125% 2021	15,000	15,295
Orange, SA 5.50% 2044	3,000	3,058
Trilogy International Partners, LLC 10.25% 2016[5]	24,750	25,121
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,187
Deutsche Telekom International Finance BV 9.25% 2032	8,420	12,949
Deutsche Telekom International Finance BV 4.875% 2042[5]	350	344
SBC Communications Inc. 5.10% 2014	3,500	3,600
AT&T Inc. 2.40% 2016	9,000	9,289
Altice Finco SA 6.50% 2022[5]	12,000	12,210
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,551
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,193
SBA Communications Corp. 5.75% 2020	3,375	3,527
Level 3 Communications, Inc. 11.875% 2019	3,000	3,465
		1,818,788
Energy 1.77%

TransCanada PipeLines Ltd. 7.625% 2039	10,750	14,820
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	61,150	63,179
Kinder Morgan Energy Partners, LP 3.50% 2016	9,750	10,237
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,890
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,126
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,341
Kinder Morgan Energy Partners, LP 3.45% 2023	15,000	14,189
Kinder Morgan Energy Partners, LP 3.50% 2023	6,250	5,882
Kinder Morgan Energy Partners, LP 4.15% 2024	5,350	5,279
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Kinder Morgan Energy Partners, LP 6.95% 2038	$ 750	$ 890
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	18,939
Anadarko Petroleum Corp. 5.95% 2016	10,500	11,722
Anadarko Petroleum Corp. 6.375% 2017	13,500	15,525
Anadarko Petroleum Corp. 8.70% 2019	32,880	42,027
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,287
Anadarko Petroleum Corp. 6.20% 2040	500	576
Transocean Inc. 5.05% 2016	22,500	24,811
Transocean Inc. 2.50% 2017	2,080	2,113
Transocean Inc. 6.375% 2021	36,190	40,450
Transocean Inc. 3.80% 2022	3,890	3,684
Peabody Energy Corp. 6.00% 2018	40,345	43,169
Peabody Energy Corp. 6.25% 2021	22,125	22,457
NGPL PipeCo LLC 7.119% 2017[5]	15,200	14,440
NGPL PipeCo LLC 9.625% 2019[5]	46,380	46,264
CONSOL Energy Inc. 8.00% 2017	6,750	7,096
CONSOL Energy Inc. 8.25% 2020	46,251	50,356
Alpha Natural Resources, Inc. 9.75% 2018	27,265	28,833
Alpha Natural Resources, Inc. 6.00% 2019	12,635	10,519
Alpha Natural Resources, Inc. 6.25% 2021	20,635	16,972
StatoilHydro ASA 3.875% 2014	10,000	10,066
StatoilHydro ASA 1.80% 2016	10,000	10,241
Statoil ASA 3.125% 2017	10,000	10,644
StatoilHydro ASA 5.25% 2019	2,000	2,309
Statoil ASA 3.15% 2022	150	151
StatoilHydro ASA 2.65% 2024	4,000	3,725
Statoil ASA 3.70% 2024	15,750	16,050
Statoil ASA 4.25% 2041	3,000	2,890
Enbridge Inc. 5.60% 2017	20,067	22,334
Enbridge Inc. 4.00% 2023	30,650	31,030
Petrobras Global Finance Co. 3.00% 2019	2,760	2,610
Petrobras International Finance Co. 5.75% 2020	6,535	6,779
Petrobras International Finance Co. 5.375% 2021	31,695	31,483
Petrobras Global Finance Co. 4.375% 2023	5,000	4,461
Petrobras International Finance Co. 6.75% 2041	580	525
Petrobras Global Finance Co. 5.625% 2043	1,410	1,115
Petróleos Mexicanos 3.50% 2018	14,280	14,637
Petróleos Mexicanos 5.50% 2021	3,165	3,387
Petróleos Mexicanos 4.875% 2022	435	444
Petróleos Mexicanos 4.875% 2024[5]	1,750	1,748
Petróleos Mexicanos 4.875% 2024	1,270	1,271
Petróleos Mexicanos 6.375% 2045[5]	23,870	23,987
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,137
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,828
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,568
Enbridge Energy Partners, LP 5.50% 2040	16,200	16,584
Ras Laffan Liquefied Natural Gas III 5.50% 2014[5]	2,400	2,472
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,740
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	1,000	1,185
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	22,140	23,801
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,7]	10,325	11,074
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,343
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	41,015	36,469
Spectra Energy Partners, LP 2.95% 2016	3,750	3,913
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Spectra Energy Partners, LP 4.60% 2021	$15,730	$16,692
Spectra Energy Partners, LP 4.75% 2024	18,460	19,541
Samson Investment Co., Term Loan B, 5.00% 2018[6,7,8]	1,450	1,467
Samson Investment Co. 10.50% 2020[5]	34,555	38,183
Laredo Petroleum, Inc. 9.50% 2019	34,200	38,261
Arch Coal, Inc. 7.00% 2019	27,575	21,543
Arch Coal, Inc. 9.875% 2019	2,250	1,980
Arch Coal, Inc. 7.25% 2021	18,675	14,240
Enterprise Products Operating LLC 5.20% 2020	5,500	6,239
Enterprise Products Operating LLC 3.35% 2023	26,420	25,761
Enterprise Products Operating LLC 4.85% 2044	2,200	2,182
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[5,7]	1,674	1,719
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,7]	30,877	31,572
Chevron Corp. 2.355% 2022	20,000	18,775
Chevron Corp. 3.191% 2023	13,800	13,674
Williams Partners L.P. 4.125% 2020	6,500	6,812
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,960	2,178
Williams Partners L.P. 4.00% 2021	11,820	11,998
Williams Partners L.P. 3.35% 2022	5,000	4,752
Williams Partners L.P. 4.50% 2023	6,000	6,102
Total Capital SA 3.00% 2015	10,000	10,367
Total Capital International 2.125% 2018	6,500	6,609
Total Capital International 3.70% 2024	5,000	5,060
Total Capital International 3.75% 2024	6,050	6,155
PDC Energy Inc. 7.75% 2022	25,975	28,118
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	22,150	22,205
Sabine Pass Liquefaction, LLC 5.625% 2023%[5]	5,000	4,775
Shell International Finance BV 4.00% 2014	20,000	20,097
Shell International Finance BV 2.00% 2018	4,990	5,050
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	11,800	12,596
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	10,657
Devon Energy Corp. 2.25% 2018	5,850	5,888
Devon Energy Corp. 3.25% 2022	15,250	14,855
Devon Energy Corp. 4.75% 2042	1,700	1,638
Cenovus Energy Inc. 3.00% 2022	5,970	5,690
Cenovus Energy Inc. 3.80% 2023	12,500	12,435
Cenovus Energy Inc. 6.75% 2039	2,500	3,083
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,7]	20,266	20,975
Denbury Resources Inc. 4.625% 2023	22,250	20,637
Woodside Finance Ltd. 4.60% 2021[5]	18,935	20,302
Gaz Capital SA, Series 7, 6.212% 2016	5,600	6,201
Gazprom OJSC 3.85% 2020[5]	2,750	2,626
Gazprom OJSC, Series 9, 6.51% 2022	2,000	2,120
Gazprom OJSC 6.51% 2022[5]	500	530
Gazprom OJSC 4.95% 2028[5]	3,000	2,595
Gazprom OJSC 7.288% 2037[5]	4,650	4,865
Schlumberger Investment SA 3.65% 2023	18,015	18,246
Teekay Corp. 8.50% 2020	13,769	15,301
Reliance Holdings Ltd. 4.50% 2020	10,000	10,059
Reliance Holdings Ltd. 4.50% 2020[5]	1,260	1,267
Reliance Holdings Ltd. 5.40% 2022[5]	3,500	3,621
BG Energy Capital PLC 2.50% 2015[5]	7,000	7,230
BG Energy Capital PLC 2.875% 2016[5]	7,395	7,717
Halliburton Co. 2.00% 2018	14,000	14,114
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Kinder Morgan Energy Partners, LP 5.00% 2021[5]	$ 10,425	$ 10,401
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,348
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,183
Oasis Petroleum Inc. 6.875% 2022[5]	8,000	8,520
Bonanza Creek Energy, Inc. 6.75% 2021	6,200	6,510
Diamond Offshore Drilling, Inc. 4.875% 2043	5,850	5,798
CNOOC Finance (2013) Ltd. 3.00% 2023	5,150	4,586
Ecopetrol SA 7.625% 2019	450	529
Ecopetrol SA 5.875% 2023	3,750	3,909
Transportadora de Gas Peru SA 4.25% 2028[5,7]	4,425	3,850
Western Gas Partners LP 4.00% 2022	3,075	3,034
Transportadora de Gas Internacional 5.70% 2022[5]	850	878
Access Midstream Partners, L.P. 5.875% 2021	650	692
		1,542,667
Industrials 1.60%

General Electric Co. 0.85% 2015	10,000	10,057
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,360
General Electric Capital Corp. 2.95% 2016	4,650	4,871
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,653
General Electric Co. 2.70% 2022	7,750	7,433
General Electric Capital Corp. 3.10% 2023	8,500	8,219
General Electric Co. 4.125% 2042	11,000	10,352
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	50,000	52,343
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	112,300	126,399
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,786	1,787
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[6,7,8]	70,583	71,259
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[6,7,8]	31,668	31,971
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 7.75% 2019[6,7,8]	4,275	4,328
US Investigations Services, Inc., Term Loan B, 4.75% 2015[6,7,8]	14,233	13,774
US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,7,8]	18,437	18,298
US Investigations Services, Inc. 10.50% 2015[5]	49,850	43,743
US Investigations Services, Inc. 11.75% 2016[5]	19,814	13,870
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	84,335
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	16,685	17,102
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	22,000	22,550
Navios Maritime Holdings Inc. 7.375% 2022[5]	32,475	32,800
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[7]	833	857
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	2,194	2,339
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	435	464
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	48	50
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	5,148	5,460
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	1,784	1,934
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[2,7,9]	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	246	262
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	12,068	13,226
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	255	269
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[7]	472	527
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,7]	4,198	4,477
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	801	846
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	3,548	3,912
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	10,510	11,174
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,715	3,086
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	$ 4,978	$ 5,691
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	259	275
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	6,788	7,339
Nortek Inc. 10.00% 2018	22,255	24,647
Nortek Inc. 8.50% 2021	33,565	37,257
JELD-WEN Escrow Corp. 12.25% 2017[5]	45,670	51,493
BE Aerospace, Inc. 5.25% 2022	48,570	49,177
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[6,7,8]	39,056	36,322
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	4,963	5,670
TransDigm Inc. 7.75% 2018	17,395	18,700
TransDigm Inc. 5.50% 2020	22,000	21,890
R.R. Donnelley & Sons Co. 7.25% 2018[3]	11,400	13,110
R.R. Donnelley & Sons Co. 7.00% 2022[3]	16,735	17,906
R.R. Donnelley & Sons Co. 6.50% 2023[3]	9,300	9,393
HD Supply, Inc. 11.50% 2020	31,580	37,501
Euramax International, Inc. 9.50% 2016	31,755	32,152
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,080
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	16,250	16,128
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	14,035	14,491
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,8]	30,900	31,026
Union Pacific Corp. 5.125% 2014	15,325	15,345
Union Pacific Corp. 2.25% 2019	625	633
Union Pacific Corp. 3.646% 2024	9,310	9,366
Union Pacific Corp. 3.75% 2024	4,075	4,144
Union Pacific Corp. 4.85% 2044	305	317
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	13,885
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,327
Burlington Northern Santa Fe LLC 3.00% 2023	4,580	4,380
Burlington Northern Santa Fe LLC 5.15% 2043	2,750	2,917
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,7,8]	26,933	26,936
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	18,050	19,223
ARAMARK Corp., Term Loan D, 4.00% 2019[6,7,8]	19,000	19,142
Esterline Technologies Corp. 7.00% 2020	16,590	18,000
TRAC Intermodal 11.00% 2019	12,225	13,998
Builders Firstsource 7.625% 2021[5]	12,995	13,742
Honeywell International Inc. 3.875% 2014	13,605	13,618
Florida East Coast Railway Corp. 8.125% 2017	12,075	12,615
CNH Capital LLC 3.25% 2017	11,500	11,716
Watco Companies 6.375% 2023[5]	10,670	10,617
Ply Gem Industries, Inc. 6.50% 2022[5]	10,325	10,209
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[5,7]	9,073	9,754
Norfolk Southern Corp. 5.75% 2016	6,710	7,339
Norfolk Southern Corp. 5.75% 2018	2,000	2,302
Volvo Treasury AB 5.95% 2015[5]	8,835	9,336
Atlas Copco AB 5.60% 2017[5]	7,405	8,249
United Technologies Corp. 4.50% 2042	5,965	6,049
Safway Group Holding 7.00% 2018[5]	5,500	5,830
European Aeronautic Defence and Space Company 2.70% 2023[5]	6,000	5,682
ERAC USA Finance Co. 5.25% 2020[5]	5,000	5,589
Canadian National Railway Co. 1.45% 2016	5,010	5,088
ADS Waste Escrow 8.25% 2020	4,675	5,049
CEVA Group PLC 11.625% 2016[5]	2,450	2,585
CEVA Group PLC 8.375% 2017[5]	1,743	1,828
CSX Corp. 6.25% 2015	3,460	3,686
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

HDTFS Inc. 5.875% 2020	$ 3,000	$ 3,120
Iron Mountain Inc. 6.00% 2023[3]	950	982
Iron Mountain Inc. 5.75% 2024[3]	2,175	2,044
BakerCorp International, Inc. 8.25% 2019	2,000	2,040
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,001
ABB Finance (USA) Inc. 2.875% 2022	1,000	977
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.022% 2014[6,7,8]	3,054	1,663
Odebrecht Finance Ltd 7.125% 2042[5]	1,450	1,367
		1,398,325
Health care 1.50%

inVentiv Health Inc. 9.00% 2018[5]	35,035	36,962
inVentiv Health Inc. 11.00% 2018[5]	53,835	48,855
inVentiv Health Inc. 11.00% 2018[5]	23,915	21,763
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[6,7,8]	3,362	3,396
Kinetic Concepts, Inc. 10.50% 2018	64,442	74,431
Kinetic Concepts, Inc. 12.50% 2019	24,950	28,443
VPI Escrow Corp. 6.75% 2018[5]	26,700	29,403
VPI Escrow Corp. 6.375% 2020[5]	36,355	38,991
VPI Escrow Corp. 5.625% 2021[5]	11,270	11,693
VPI Escrow Corp. 7.50% 2021[5]	18,785	21,016
Forest Laboratories, Inc. 4.375% 2019[5]	37,400	37,587
Forest Laboratories, Inc. 4.875% 2021[5]	6,950	6,933
Forest Laboratories, Inc. 5.00% 2021[5]	44,600	44,488
Tenet Healthcare Corp. 4.75% 2020	8,060	8,080
Tenet Healthcare Corp. 6.00% 2020[5]	40,255	42,444
Tenet Healthcare Corp. 4.50% 2021	7,040	6,846
DJO Finance LLC 9.75% 2017	10,603	10,974
DJO Finance LLC 7.75% 2018	8,800	9,042
DJO Finance LLC 8.75% 2018	18,175	20,129
DJO Finance LLC 9.875% 2018	7,285	7,959
VWR Funding, Inc. 7.25% 2017	44,025	47,107
Humana Inc. 4.625% 2042	45,000	42,752
Select Medical Holdings Corp. 6.375% 2021	40,530	40,885
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,6,7,8]	12,070	12,070
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,6,7,8]	9,200	9,200
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,6,7,8,10]	17,742	17,742
HCA Inc. 6.375% 2015	7,400	7,724
HCA Inc., Term Loan B5, 2.91% 2017[6,7,8]	6,276	6,295
HCA Inc. 6.50% 2020	22,595	24,967
Express Scripts Inc. 2.75% 2014	1,000	1,018
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,514
Express Scripts Inc. 3.125% 2016	13,564	14,168
Express Scripts Inc. 2.65% 2017	2,595	2,691
Express Scripts Inc. 7.25% 2019	8,985	11,115
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,8]	31,769	31,829
Patheon Inc. 7.50% 2022[5]	2,845	2,849
Symbion Inc. 8.00% 2016	32,230	34,043
INC Research LLC 11.50% 2019[5]	29,160	32,878
Novartis Capital Corp. 4.125% 2014	17,250	17,259
Novartis Capital Corp. 2.90% 2015	14,000	14,443
Boston Scientific Corp. 6.40% 2016	21,735	24,279
Boston Scientific Corp. 6.00% 2020	5,375	6,257
AbbVie Inc. 2.90% 2022	11,875	11,407
AbbVie Inc. 4.40% 2042	19,270	18,682
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Roche Holdings, Inc. 6.00% 2019[5]	$12,983	$ 15,387
Roche Holdings, Inc. 7.00% 2039[5]	9,250	12,746
Thermo Fisher Scientific Inc. 1.30% 2017	8,630	8,626
Thermo Fisher Scientific Inc. 2.40% 2019	8,405	8,430
Thermo Fisher Scientific Inc. 4.15% 2024	10,250	10,455
Amgen Inc. 5.375% 2043	25,000	26,812
Centene Corp. 5.75% 2017	23,240	24,867
Cardinal Health, Inc. 4.00% 2015	3,000	3,137
Cardinal Health, Inc. 5.80% 2016	10,000	11,245
Cardinal Health, Inc. 1.90% 2017	740	745
Cardinal Health, Inc. 1.70% 2018	9,125	9,151
Cardinal Health, Inc. 3.20% 2023	580	561
Grifols Inc. 8.25% 2018	21,643	23,131
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,621
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	6,810
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	11,430	11,430
UnitedHealth Group Inc. 6.00% 2017	12,430	14,285
UnitedHealth Group Inc. 1.625% 2019	4,500	4,410
UnitedHealth Group Inc. 2.75% 2023	660	623
UnitedHealth Group Inc. 2.875% 2023	1,500	1,433
GlaxoSmithKline Capital Inc. 1.50% 2017	10,160	10,243
GlaxoSmithKline Capital Inc. 2.80% 2023	7,500	7,181
GlaxoSmithKline Capital Inc. 4.20% 2043	2,000	1,931
Merck & Co., Inc. 1.10% 2018	6,710	6,633
Merck & Co., Inc. 2.80% 2023	11,500	11,021
PRA Holdings, Inc. 9.50% 2023[5]	14,435	15,662
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	15,430	15,649
Baxter International Inc. 1.85% 2018	5,180	5,200
Baxter International Inc. 3.20% 2023	9,000	8,832
McKesson Corp. 0.95% 2015	1,135	1,138
McKesson Corp. 3.25% 2016	7,525	7,888
McKesson Corp. 1.40% 2018	745	734
McKesson Corp. 4.75% 2021	3,475	3,792
Multiplan Inc. 9.875% 2018[5]	11,200	12,208
Gilead Sciences, Inc. 3.05% 2016	10,265	10,852
Gilead Sciences, Inc. 5.65% 2041	465	545
Coventry Health Care, Inc. 6.30% 2014	8,370	8,627
Aetna Inc. 1.50% 2017	1,335	1,327
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[6,7,8]	8,125	8,219
IMS Health Inc. 7.375% 2018[5,10]	7,320	7,604
ConvaTec Finance International SA 8.25% 2019[5,10]	7,350	7,570
DENTSPLY International Inc. 2.75% 2016	5,620	5,847
Teve Pharmaceutical Finance Company BV, 2.95% 2022	2,000	1,855
WellPoint, Inc. 2.30% 2018	1,370	1,381
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	986
		1,307,439
Materials 1.00%

FMG Resources 6.375% 2016[5]	3,000	3,113
FMG Resources 6.00% 2017[5]	56,380	59,798
FMG Resources 6.875% 2018[5]	36,535	38,499
FMG Resources 8.25% 2019[5]	9,450	10,442
FMG Resources 6.875% 2022[5]	11,975	12,978
ArcelorMittal 4.25% 2015[6]	4,000	4,135
ArcelorMittal 5.00% 2017[6]	15,680	16,542
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

ArcelorMittal 6.00% 2021[6]	$ 7,430	$ 7,802
ArcelorMittal 6.75% 2022[6]	29,045	31,478
ArcelorMittal 7.25% 2041[6]	51,046	49,196
Inmet Mining Corp. 8.75% 2020[5]	60,272	68,861
Inmet Mining Corp. 7.50% 2021[5]	29,835	33,564
Xstrata Canada Financial Corp. 2.85% 2014[5]	5,000	5,070
Glencore Xstrata LLC 1.70% 2016[5]	3,000	3,007
Xstrata Canada Financial Corp. 2.70% 2017[5,6]	7,500	7,602
Xstrata Canada Financial Corp. 3.60% 2017[5]	5,000	5,255
Glencore Xstrata LLC 1.599% 2019[5,6]	3,000	2,927
Glencore Xstrata LLC 2.50% 2019[5]	10,000	9,684
Xstrata Canada Financial Corp. 4.95% 2021[5]	11,500	11,868
Glencore Xstrata LLC 4.125% 2023[5]	29,140	27,352
Xstrata Canada Financial Corp. 5.55% 2042[5,6]	5,750	5,373
Reynolds Group Inc. 7.125% 2019	8,000	8,500
Reynolds Group Inc. 7.875% 2019	1,555	1,718
Reynolds Group Inc. 9.875% 2019	3,225	3,580
Reynolds Group Inc. 5.75% 2020	61,840	63,541
JMC Steel Group Inc. 8.25% 2018[5]	41,158	42,701
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,031
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,256
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,538
Rio Tinto Finance (USA) Ltd. 2.25% 2018	8,995	9,054
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	3,944
Ryerson Inc. 9.00% 2017	18,800	20,374
Ryerson Inc. 11.25% 2018	10,975	12,045
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	11,827
BHP Billiton Finance (USA) Ltd. 5.00% 2043	12,690	13,187
Cliffs Natural Resources Inc. 3.95% 2018[3]	3,250	3,239
Cliffs Natural Resources Inc. 4.875% 2021[3]	20,437	19,313
Cliffs Natural Resources Inc. 6.25% 2040[3]	1,000	810
Walter Energy, Inc. 9.50% 2019[5]	12,725	12,980
Walter Energy, Inc. 9.875% 2020	12,150	9,234
Teck Resources Ltd. 4.75% 2022	5,745	5,967
Teck Resources Ltd. 6.25% 2041	1,750	1,806
Teck Resources Ltd. 5.20% 2042	5,315	4,793
Teck Resources Ltd. 5.40% 2043	9,435	8,931
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[6,7,8]	12,133	12,275
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	7,310	7,913
Newcrest Finance Pty Ltd. 4.45% 2021[5]	11,165	9,645
Newcrest Finance Pty Ltd. 4.20% 2022[5]	9,920	8,296
LSB Industries, Inc. 7.75% 2019[5]	16,800	17,892
Georgia Gulf Corp. 4.625% 2021[5]	14,625	14,351
Georgia Gulf Corp. 4.875% 2023[5]	2,400	2,295
Holcim Ltd. 6.00% 2019[5]	1,607	1,859
Holcim Ltd. 5.15% 2023[5]	12,595	13,504
Newpage Corp., Term Loan B, 7.75% 2018[6,7,8]	14,370	14,684
Ball Corp. 5.75% 2021	8,615	9,089
Ball Corp. 5.00% 2022	4,915	4,909
Ecolab Inc. 3.00% 2016	7,455	7,844
Ecolab Inc. 4.35% 2021	1,000	1,070
Ecolab Inc. 5.50% 2041	750	839
OMNOVA Solutions Inc. 7.875% 2018	8,500	9,180
PQ Corp. 8.75% 2018[5]	7,700	8,412
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Smurfit Capital Funding PLC 7.50% 2025	$ 7,125	$ 7,838
International Paper Co. 7.30% 2039	5,615	7,296
Taminco Global Chemical Corp. 9.75% 2020[5]	4,940	5,607
Dow Chemical Co. 5.25% 2041	4,000	4,128
Graphic Packaging International, Inc. 4.75% 2021	3,550	3,523
Arbermarle Corp. 5.10% 2015	2,570	2,675
Caraustar, Term Loan, 7.50% 2019[6,7,8]	2,131	2,190
Packaging Dynamics Corp. 8.75% 2016[5]	1,970	2,024
Praxair, Inc. 4.375% 2014	1,000	1,006
Mosaic Co. 4.25% 2023	800	803
		874,062
Information technology 0.98%

First Data Corp. 7.375% 2019[5]	28,325	30,308
First Data Holdings, Inc. 14.50% 2019[5,10]	36,675	33,242
First Data Corp. 6.75% 2020[5]	19,025	20,119
First Data Corp. 8.25% 2021[5]	10,250	10,916
First Data Corp. 11.75% 2021[5]	120,595	124,514
First Data Corp. 11.75% 2021[5]	25,925	26,768
First Data Corp. 12.625% 2021	42,539	49,770
First Data Corp. 8.75% 2022[5,6,10]	74,691	79,919
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	70,195	69,990
SRA International, Inc. 11.00% 2019	58,195	60,959
Freescale Semiconductor, Inc. 10.125% 2016	4,500	4,613
Freescale Semiconductor, Inc. 5.00% 2021[5]	49,340	49,217
Freescale Semiconductor, Inc. 6.00% 2022[5]	19,075	19,886
SunGard Data Systems Inc. 7.375% 2018	32,050	34,053
SunGard Data Systems Inc. 7.625% 2020	29,540	32,605
Alcatel-Lucent USA Inc. 4.625% 2017[5]	36,150	36,240
Alcatel-Lucent USA Inc. 6.75% 2020[5]	4,350	4,481
Alcatel-Lucent USA Inc. 8.875% 2020[5]	15,675	17,438
Jabil Circuit, Inc. 8.25% 2018	20,925	24,796
Jabil Circuit, Inc. 5.625% 2020	10,650	11,129
Lawson Software, Inc. 9.375% 2019	25,800	29,154
International Business Machines Corp. 1.95% 2016	10,000	10,313
International Business Machines Corp. 2.00% 2016	10,000	10,285
International Business Machines Corp. 1.625% 2020	4,000	3,810
Ceridian Corp. 11.25% 2015	15,000	15,150
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,433
Hughes Satellite Systems Corp. 7.625% 2021	1,175	1,340
Serena Software, Inc. 10.375% 2016	10,776	10,776
Xerox Corp. 6.40% 2016	768	850
Xerox Corp. 2.95% 2017	7,940	8,211
Xerox Corp. 6.75% 2017	360	411
NXP BV and NXP Funding LLC 3.75% 2018[5]	7,100	7,135
Oracle Corp. 2.375% 2019	4,000	4,082
Samsung Electronics America, Inc. 1.75% 2017[5]	3,500	3,506
Compucom Systems Inc., 7.00% 2021[5]	1,425	1,429
		857,848
Consumer staples 0.82%

Altria Group, Inc. 9.70% 2018	6,081	8,117
Altria Group, Inc. 9.25% 2019	18,542	24,695
Altria Group, Inc. 4.75% 2021	2,500	2,736
Altria Group, Inc. 4.00% 2024	2,600	2,605
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Altria Group, Inc. 9.95% 2038	$23,500	$37,406
Altria Group, Inc. 4.25% 2042	20,000	17,646
Altria Group, Inc. 4.50% 2043	22,000	20,249
Altria Group, Inc. 5.375% 2044	7,000	7,235
Anheuser-Busch InBev NV 3.625% 2015	21,000	21,807
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,352
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,508
Anheuser-Busch InBev NV 7.75% 2019	25,000	31,431
Anheuser-Busch InBev NV 3.70% 2024	4,000	4,075
Kraft Foods Inc. 2.25% 2017	3,500	3,598
Kraft Foods Inc. 5.375% 2020	4,712	5,397
Kraft Foods Inc. 5.00% 2042	32,000	32,824
SABMiller Holdings Inc. 2.45% 2017[5]	1,100	1,138
SABMiller Holdings Inc. 2.20% 2018[5]	12,200	12,343
SABMiller Holdings Inc. 3.75% 2022[5]	20,000	20,533
SABMiller Holdings Inc. 4.95% 2042[5]	7,000	7,280
Coca-Cola Co. 1.50% 2015	10,590	10,801
Coca-Cola Co. 1.80% 2016	10,000	10,267
Coca-Cola Co. 2.45% 2020	1,500	1,494
Coca-Cola Co. 3.20% 2023	15,725	15,511
Constellation Brands, Inc. 8.375% 2014	2,175	2,300
Constellation Brands, Inc. 7.25% 2017	16,425	19,053
Constellation Brands, Inc. 3.75% 2021	1,750	1,678
Constellation Brands, Inc. 6.00% 2022	2,825	3,093
Constellation Brands, Inc. 4.25% 2023	8,250	7,817
CVS Caremark Corp. 2.25% 2018	8,750	8,838
CVS Caremark Corp. 4.00% 2023	23,300	23,927
CVS Caremark Corp. 5.30% 2043	750	811
Pernod Ricard SA 2.95% 2017[5]	23,000	23,962
Pernod Ricard SA 4.45% 2022[5]	8,500	8,832
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,301
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,489
Wal-Mart Stores, Inc. 2.55% 2023	3,250	3,052
Wal-Mart Stores, Inc. 4.00% 2043	2,750	2,578
Reynolds American Inc. 3.25% 2022	11,150	10,542
Reynolds American Inc. 4.85% 2023	9,535	10,002
Reynolds American Inc. 4.75% 2042	3,000	2,790
Reynolds American Inc. 6.15% 2043	2,500	2,807
WM. Wrigley Jr. Co 2.40% 2018[5]	1,200	1,212
WM. Wrigley Jr. Co 3.375% 2020[5]	22,500	22,876
Rite Aid Corp. 10.25% 2019	10,090	11,212
Rite Aid Corp. 8.00% 2020	8,000	9,020
Procter & Gamble Co. 3.50% 2015	17,250	17,811
Unilever Capital Corp. 3.65% 2014	17,500	17,516
Imperial Tobacco Finance PLC 2.05% 2018[5]	5,000	4,981
Imperial Tobacco Finance PLC 3.50% 2023[5]	12,500	11,970
PepsiCo, Inc. 3.10% 2015	10,000	10,261
PepsiCo, Inc. 2.50% 2016	5,000	5,193
ConAgra Foods, Inc. 1.90% 2018	3,750	3,742
ConAgra Foods, Inc. 3.20% 2023	11,580	11,086
Ingles Markets, Inc. 5.75% 2023	14,450	14,197
British American Tobacco International Finance PLC 2.125% 2017[5]	2,000	2,044
British American Tobacco International Finance PLC 9.50% 2018[5]	8,705	11,569
Tyson Foods, Inc. 6.60% 2016[6]	11,500	12,836
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Smithfield Foods, Inc. 7.75% 2017	$ 2,000	$ 2,322
Smithfield Foods, Inc. 5.25% 2018[5]	1,500	1,566
Smithfield Foods, Inc. 5.875% 2021[5]	3,250	3,307
Smithfield Foods, Inc. 6.625% 2022	4,900	5,182
Philip Morris International Inc. 1.875% 2019	1,400	1,392
Philip Morris International Inc. 3.60% 2023	10,565	10,500
Stater Bros. Holdings Inc. 7.75% 2015	11,325	11,396
Kimberly-Clark Corp. 7.50% 2018	9,000	11,312
Mondelez International, Inc. 4.00% 2024	8,400	8,533
Del Monte Corp. 7.625% 2019	6,125	6,370
Brasil Foods SA 5.875% 2022[5]	3,250	3,226
Brasil Foods SA 5.875% 2022	1,500	1,489
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,232
Kroger Co. 4.00% 2024	2,935	2,965
		710,238
Utilities 0.66%

Sierra Pacific Power Co. 6.00% 2016	4,000	4,471
MidAmerican Energy Co. 5.95% 2017	10,625	12,290
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,401
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,532
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	14,859	18,308
NV Energy, Inc 6.25% 2020	20,420	24,259
MidAmerican Energy Holdings Co. 3.75% 2023[5]	6,000	5,988
MidAmerican Energy Holdings Co. 5.15% 2043[5]	6,865	7,320
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	32,915
CMS Energy Corp. 8.75% 2019	695	902
CMS Energy Corp. 6.25% 2020	20,415	23,970
CMS Energy Corp. 5.05% 2022	13,891	15,426
Electricité de France SA 1.15% 2017[5]	3,500	3,511
Electricité de France SA 6.95% 2039[5]	8,000	10,071
Electricité de France SA 5.25% (undated)[5,6]	25,505	24,688
NRG Energy, Inc. 8.25% 2020	3,850	4,225
NRG Energy, Inc. 6.25% 2022[5]	13,700	13,768
NRG Energy, Inc. 6.625% 2023	18,300	18,780
AES Corp. 7.75% 2015	10,000	11,000
AES Corp. 8.00% 2017	4,000	4,680
AES Corp. 8.00% 2020	7,000	8,138
AES Corp. 7.375% 2021	10,125	11,264
Duke Energy Corp. 3.95% 2023	6,000	6,134
Progress Energy, Inc. 7.00% 2031	3,000	3,810
Progress Energy, Inc. 7.75% 2031	3,000	4,031
Duke Energy Indiana, Inc. 4.90% 2043	17,000	18,419
FirstEnergy Corp., Series B, 4.25% 2023	31,465	30,641
EDP Finance BV 5.25% 2021[5]	22,500	22,962
Enel Finance International SA 6.00% 2039[5]	3,000	3,007
Enel Società per Azioni 8.75% 2073[5,6]	17,000	18,519
TXU, Term Loan, 3.668% 2014[6,7,8]	3,000	2,115
TXU, Term Loan, 4.668% 2017[6,7,8]	26,204	18,282
Xcel Energy Inc. 4.70% 2020	5,341	5,994
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	14,389	13,618
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	72	94
E.ON International Finance BV 5.80% 2018[5]	17,000	19,593
American Electric Power Co. 1.65% 2017	2,295	2,274
American Electric Power Co. 2.95% 2022	16,085	15,351
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

CenterPoint Energy Resources Corp. 4.50% 2021	$ 16,130	$ 17,611
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,413
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	2,000	2,283
Eskom Holdings Ltd. 5.75% 2021[5]	6,820	6,701
Eskom Holdings SOC Ltd. 6.75% 2023[5]	5,000	5,064
Midwest Generation, LLC, Series B, 8.56% 2016[7,9]	9,761	11,176
Pacific Gas and Electric Co. 3.85% 2023	10,460	10,601
Entergy Corp. 4.70% 2017	8,000	8,611
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,303
Teco Finance, Inc. 5.15% 2020	5,731	6,425
Tampa Electric Co. 2.60% 2022	700	665
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,228
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	5,205
AES Panamá, SA 6.35% 2016[5]	4,727	5,104
National Grid PLC 6.30% 2016	4,000	4,501
CEZ, a s 4.25% 2022[5]	2,820	2,886
Colbun SA 6.00% 2020[5]	2,000	2,190
Comision Federal de Electricidad 4.875% 2024[5]	2,000	1,980
Veolia Environnement 6.00% 2018	625	716
Veolia Environnement 6.75% 2038	500	579
Iberdrola Finance Ireland 5.00% 2019[5]	1,060	1,161
		577,154
Total corporate bonds & notes		13,637,648
U.S. Treasury bonds & notes 2.39%
U.S. Treasury 2.15%

U.S. Treasury 0.25% 2014	47,048	47,083
U.S. Treasury 0.75% 2014	29,047	29,118
U.S. Treasury 1.875% 2014	143,000	143,179
U.S. Treasury 2.625% 2014	64,000	64,797
U.S. Treasury 2.625% 2014	11,905	12,028
U.S. Treasury 1.50% 2016	80,500	82,477
U.S. Treasury 1.75% 2016	95,000	97,875
U.S. Treasury 2.00% 2016	117,000	120,871
U.S. Treasury 2.375% 2016	100,000	104,270
U.S. Treasury 7.50% 2016	20,000	23,800
U.S. Treasury 1.625% 2022	198,250	184,047
U.S. Treasury 2.50% 2023	264,300	261,514
U.S. Treasury 6.25% 2023	135,000	177,663
U.S. Treasury 5.50% 2028	55,500	71,023
U.S. Treasury 5.375% 2031	38,475	49,185
U.S. Treasury 4.50% 2036	87,935	102,719
U.S. Treasury 4.625% 2040	15,150	18,054
U.S. Treasury 3.75% 2041	52,350	54,133
U.S. Treasury 2.75% 2042	7,325	6,182
U.S. Treasury 2.75% 2042	6,950	5,879
U.S. Treasury 3.00% 2042	56,175	50,202
U.S. Treasury 2.875% 2043	2,497	2,158
U.S. Treasury 3.125% 2043	84,075	76,686
U.S. Treasury 3.625% 2043	87,500	87,808
		1,872,751
Bonds, notes & other debt instruments
U.S. Treasury bonds & notes (continued)	Principal amount	Value
U.S. Treasury inflation-protected securities[12] 0.24%	(000)	(000)

U.S. Treasury Inflation-Protected Security 1.875% 2015	$45,536	$ 48,021
U.S. Treasury Inflation-Protected Security 0.125% 2017	41,048	42,530
U.S. Treasury Inflation-Protected Security 0.625% 2024	69,922	70,656
U.S. Treasury Inflation-Protected Security 0.75% 2042	49,256	42,701
U.S. Treasury Inflation-Protected Security 0.625% 2043	7,097	5,905
		209,813
Total U.S. Treasury bonds & notes		2,082,564
Mortgage-backed obligations[7] 1.74%

Fannie Mae 5.50% 2018	60	64
Fannie Mae 6.00% 2021	240	264
Fannie Mae 4.50% 2024	2,897	3,110
Fannie Mae 5.50% 2024	313	343
Fannie Mae 4.50% 2025	2,903	3,114
Fannie Mae 4.50% 2025	1,979	2,130
Fannie Mae 4.50% 2025	1,848	1,983
Fannie Mae 4.50% 2025	1,772	1,901
Fannie Mae, Series 2001-4, Class GA, 9.529% 2025[6]	162	187
Fannie Mae, Series 2001-4, Class NA, 10.598% 2025[6]	5	5
Fannie Mae 6.00% 2026	4,824	5,326
Fannie Mae 7.00% 2026	645	737
Fannie Mae 2.50% 2027	1,855	1,864
Fannie Mae 2.50% 2027	1,423	1,430
Fannie Mae 2.50% 2027	1,257	1,263
Fannie Mae 2.50% 2027	1,167	1,172
Fannie Mae 2.50% 2027	702	706
Fannie Mae 2.50% 2027	573	576
Fannie Mae 2.50% 2027	567	570
Fannie Mae 2.50% 2028	45,467	45,797
Fannie Mae 2.50% 2028	15,295	15,368
Fannie Mae 2.50% 2028	4,045	4,071
Fannie Mae 2.50% 2028	4,003	4,029
Fannie Mae 2.50% 2028	3,819	3,843
Fannie Mae 2.50% 2028	3,627	3,650
Fannie Mae 2.50% 2028	3,087	3,107
Fannie Mae 2.50% 2028	2,672	2,689
Fannie Mae 2.50% 2028	2,463	2,475
Fannie Mae 2.50% 2028	1,971	1,984
Fannie Mae 2.50% 2028	1,969	1,982
Fannie Mae 2.50% 2028	1,947	1,959
Fannie Mae 2.50% 2028	1,313	1,321
Fannie Mae 2.50% 2028	1,300	1,308
Fannie Mae 2.50% 2028	1,213	1,219
Fannie Mae 2.50% 2028	1,199	1,206
Fannie Mae 2.50% 2028	1,068	1,074
Fannie Mae 2.50% 2028	1,045	1,050
Fannie Mae 2.50% 2028	987	994
Fannie Mae 2.50% 2028	984	990
Fannie Mae 2.50% 2028	983	990
Fannie Mae 2.50% 2028	980	986
Fannie Mae 2.50% 2028	966	972
Fannie Mae 2.50% 2028	699	704
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 236	$ 237
Fannie Mae 2.50% 2028	142	143
Fannie Mae 6.00% 2028	5,134	5,695
Fannie Mae 7.00% 2028	1,786	2,033
Fannie Mae 7.00% 2028	309	352
Fannie Mae, Series 2001-20, Class E, 9.572% 2031[6]	172	195
Fannie Mae 5.50% 2033	755	835
Fannie Mae 4.50% 2034	22,316	24,059
Fannie Mae 5.50% 2035	733	810
Fannie Mae 5.50% 2036	5,248	5,788
Fannie Mae 6.00% 2036	2,283	2,533
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	2,148	2,394
Fannie Mae 6.00% 2036	1,676	1,867
Fannie Mae 6.00% 2036	1,052	1,168
Fannie Mae 2.451% 2037[6]	2,479	2,606
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,900	8,645
Fannie Mae 6.00% 2037	24,532	27,302
Fannie Mae 6.00% 2037	4,650	5,210
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,587	5,077
Fannie Mae 6.00% 2037	3,964	4,412
Fannie Mae 6.00% 2037	258	279
Fannie Mae 6.50% 2037	1,681	1,881
Fannie Mae 6.50% 2037	1,433	1,619
Fannie Mae 6.50% 2037	1,060	1,179
Fannie Mae 6.50% 2037	385	430
Fannie Mae 7.00% 2037	972	1,094
Fannie Mae 7.00% 2037	633	713
Fannie Mae 7.50% 2037	944	1,080
Fannie Mae 7.50% 2037	112	129
Fannie Mae 7.50% 2037	86	98
Fannie Mae 8.00% 2037	106	122
Fannie Mae 5.50% 2038	1,252	1,379
Fannie Mae 6.00% 2038	6,029	6,689
Fannie Mae 6.00% 2038	4,860	5,411
Fannie Mae 6.00% 2038	2,515	2,788
Fannie Mae 4.50% 2039	34,512	37,207
Fannie Mae 6.00% 2039	2,724	3,024
Fannie Mae 6.50% 2039	1,174	1,311
Fannie Mae 4.00% 2040	15,972	16,759
Fannie Mae 4.00% 2040	10,155	10,654
Fannie Mae 4.00% 2040	9,491	9,968
Fannie Mae 4.00% 2040	555	583
Fannie Mae 4.194% 2040[6]	1,222	1,303
Fannie Mae 4.50% 2040	114	123
Fannie Mae 4.50% 2040	112	120
Fannie Mae 5.00% 2040	12,280	13,455
Fannie Mae 4.00% 2041	13,113	13,767
Fannie Mae 4.00% 2041	10,025	10,523
Fannie Mae 4.00% 2041	960	1,008
Fannie Mae 4.00% 2041	564	592
Fannie Mae 4.00% 2041	452	475
Fannie Mae 4.00% 2041	319	335
Fannie Mae 4.50% 2041	344	370
Fannie Mae 5.00% 2041	738	811
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 5.00% 2041	$ 660	$ 723
Fannie Mae 5.00% 2041	534	586
Fannie Mae 5.00% 2041	447	488
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	552	624
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	442	516
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	295	348
Fannie Mae 3.50% 2042	37,572	38,178
Fannie Mae 3.50% 2042	27,851	28,302
Fannie Mae 3.50% 2042	10,590	10,768
Fannie Mae 4.00% 2042	32,173	33,773
Fannie Mae 4.00% 2042	11,375	11,943
Fannie Mae 4.00% 2042	4,814	5,056
Fannie Mae 4.00% 2042	1,582	1,661
Fannie Mae, Series 2002-W1, Class 2A, 6.659% 2042[6]	822	971
Fannie Mae 3.00% 2043	18,250	17,802
Fannie Mae 3.00% 2043	13,318	12,991
Fannie Mae 3.00% 2043	1,703	1,660
Fannie Mae 3.00% 2043	1,154	1,125
Fannie Mae 3.00% 2043	1,078	1,051
Fannie Mae 4.00% 2043	11,540	12,130
Fannie Mae 4.00% 2043	11,108	11,673
Fannie Mae 4.00% 2043	5,003	5,253
Fannie Mae 4.00% 2043	4,212	4,426
Fannie Mae 4.00% 2043	3,962	4,168
Fannie Mae 4.00% 2043	3,943	4,143
Fannie Mae 4.00% 2043	3,646	3,831
Fannie Mae 4.00% 2043	3,230	3,398
Fannie Mae 4.00% 2043	2,937	3,084
Fannie Mae 4.00% 2043	991	1,040
Fannie Mae 3.50% 2044	42,362	43,007
Fannie Mae 4.50% 2044	30,500	32,722
Fannie Mae 6.50% 2047	1,070	1,173
Fannie Mae 6.50% 2047	796	873
Fannie Mae 6.50% 2047	463	508
Fannie Mae 6.50% 2047	420	460
Fannie Mae 6.50% 2047	377	413
Fannie Mae 6.50% 2047	126	138
Fannie Mae 7.00% 2047	1,045	1,157
Fannie Mae 7.00% 2047	404	447
Fannie Mae 7.00% 2047	323	357
Fannie Mae 7.00% 2047	295	327
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	27,186
Freddie Mac, Series 2289, Class NB, 10.025% 2022[6]	19	21
Freddie Mac, Series 2013-DN2, Class M-1, 1.608% 2023[6]	3,950	3,971
Freddie Mac, Series 2013-DN1, Class M-1, 3.558% 2023[6]	4,548	4,719
Freddie Mac 5.00% 2023	3,875	4,176
Freddie Mac 5.00% 2023	3,653	3,934
Freddie Mac 5.00% 2023	3,579	3,857
Freddie Mac 5.00% 2023	1,255	1,358
Freddie Mac 6.00% 2026	712	790
Freddie Mac 6.00% 2027	1,250	1,384
Freddie Mac 2.476% 2035[6]	1,958	2,082
Freddie Mac 4.50% 2035	23,140	24,868
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,324	1,458
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Freddie Mac, Series 3257, Class PA, 5.50% 2036	$ 7,951	$ 8,783
Freddie Mac, Series 3286, Class JN, 5.50% 2037	7,501	8,217
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,413	8,121
Freddie Mac, Series 3318, Class JT, 5.50% 2037	4,122	4,516
Freddie Mac 5.50% 2037	1,258	1,378
Freddie Mac, Series 3271, Class OA, 6.00% 2037	7,677	8,501
Freddie Mac 5.50% 2038	3,242	3,551
Freddie Mac 6.50% 2038	3,607	4,029
Freddie Mac 4.50% 2039	1,902	2,040
Freddie Mac 5.00% 2039	4,455	4,903
Freddie Mac 5.00% 2039	2,905	3,201
Freddie Mac 5.00% 2039	1,904	2,075
Freddie Mac 5.50% 2039	1,648	1,804
Freddie Mac 4.50% 2040	47,654	51,131
Freddie Mac 4.00% 2041	2,739	2,865
Freddie Mac 4.50% 2041	4,652	4,994
Freddie Mac 4.50% 2041	4,514	4,842
Freddie Mac 4.50% 2041	4,062	4,360
Freddie Mac 5.00% 2041	266	290
Freddie Mac 4.50% 2042	7,392	7,929
Freddie Mac 4.50% 2042	4,726	5,068
Freddie Mac 4.00% 2043	7,780	8,148
Freddie Mac 4.00% 2043	7,172	7,515
Freddie Mac 4.00% 2043	5,770	6,053
Freddie Mac 4.00% 2043	4,509	4,725
Freddie Mac 4.00% 2043	3,607	3,788
Freddie Mac 4.00% 2043	3,421	3,582
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[6]	19,446	21,027
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.873% 2045[6]	14,700	16,072
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[5]	7,500	7,853
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5]	24,000	25,247
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	441	441
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.709% 2049[6]	15,450	17,269
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,000	5,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 5.994% 2051[6]	20,950	23,252
Government National Mortgage Assn. 10.00% 2021	356	416
Government National Mortgage Assn. 10.00% 2025	336	385
Government National Mortgage Assn. 4.50% 2041	2,388	2,604
Government National Mortgage Assn. 4.00% 2043	65,340	69,437
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,673	1,814
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	1,956	1,979
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	15,020	16,197
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[6]	13,000	14,427
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[6]	10,000	10,773
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	27,410	29,762
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[6]	11,290	12,720
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	2,116	2,120
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	8,000	8,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	19,050	20,897
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.922% 2051[6]	8,500	9,541
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	9,941	11,011
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6]	15,000	16,011
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	10,035	11,134
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	7,520	7,530
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[6]	$ 6,865	$ 7,494
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,051
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[6]	7,879	8,734
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.281% 2044[6]	13,000	13,901
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.311% 2045[6]	9,784	9,817
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 2044[6]	5,500	5,828
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	13,250	14,451
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	15,500	16,425
Aventura Mall Trust, Series A, 3.743% 2032[5,6]	12,250	12,818
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[6]	11,422	12,033
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	8,169	7,266
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 4.741% 2047[6]	5,089	3,606
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[5]	10,000	10,338
Bank of Montreal 2.85% 2015[5]	10,000	10,332
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[6]	3,000	3,162
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.62% 2049[6]	5,000	5,554
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	6,728	7,683
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5]	7,166	7,516
Commonwealth Bank of Australia 0.75% 2017[5]	7,000	7,017
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.544% 2036[6]	8,129	6,885
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[5]	6,555	6,605
National Australia Bank 1.25% 2018[5]	5,000	4,941
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.057% 2036[6]	5,935	4,925
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.841% 2050[6]	3,460	3,862
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046	2,865	3,019
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046	2,226	2,367
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	1,768	1,783
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	716
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	136	139
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.454% 2031[5,6]	1,338	25
		1,513,232
Federal agency bonds & notes 0.32%

Freddie Mac 2.50% 2016	22,500	23,527
Freddie Mac 1.00% 2017	56,000	55,882
Freddie Mac 0.75% 2018	9,000	8,807
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[7]	11,000	10,794
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[7]	7,265	7,173
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[7]	6,906	6,858
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[7]	5,880	5,912
Freddie Mac, Series K714, Class A-2, multifamily 3.034% 2020[7]	4,095	4,236
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[7]	8,000	7,624
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	8,995	8,521
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	8,280	7,930
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[7]	7,000	6,792
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[7]	9,800	9,803
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[7]	8,000	7,480
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[6,7]	4,285	4,038
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[7]	12,231	11,780
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[7]	7,000	6,878
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[6,7]	9,141	9,169
Fannie Mae, Series 2014-M-1, multifamily 3.396% 2023[6,7]	450	454
Fannie Mae 6.25% 2029	32,000	41,482
Fannie Mae 7.125% 2030	1,500	2,110
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

CoBank, ACB 7.875% 2018[5]	$10,000	$ 12,127
CoBank, ACB 0.843% 2022[5,6]	8,315	7,608
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,637
Tennessee Valley Authority, Series A, 3.875% 2021	850	926
Tennessee Valley Authority 1.875% 2022	850	780
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	715
Private Export Funding Corp. 3.55% 2024	545	558
Federal Home Loan Bank 5.50% 2036	100	121
		280,722
Bonds & notes of governments & government agencies outside the U.S. 0.13%

Polish Government 6.375% 2019	13,385	15,711
Polish Government 5.00% 2022	3,000	3,217
Polish Government 4.00% 2024	9,665	9,520
Croatian Government 6.75% 2019	4,800	5,142
Croatian Government 6.375% 2021	5,000	5,200
Croatian Government 5.50% 2023[5]	625	598
Spanish Government 4.00% 2018[5]	10,000	10,517
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	10,000	10,165
Colombia (Republic of) Global 5.625% 2044	10,000	9,775
Israeli Government 5.125% 2019	3,000	3,396
Israeli Government 4.00% 2022	2,700	2,799
Israeli Government 4.50% 2043	3,195	2,909
Russian Federation 3.25% 2017	3,000	3,147
Russian Federation 3.25% 2017[5]	2,800	2,937
Russian Federation 7.50% 2030[7]	980	1,130
United Mexican States Government Global 5.55% 2045	7,000	6,930
Turkey (Republic of) 4.557% 2018[5]	1,200	1,187
Turkey (Republic of) 5.625% 2021	5,400	5,420
Indonesia (Republic of) 5.875% 2024[5]	4,750	4,851
Latvia (Republic of) 2.75% 2020	4,250	4,067
Hungarian Government 6.25% 2020	3,410	3,666
		112,284
Asset-backed obligations[7] 0.04%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5]	8,500	8,511
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.288% 2026[6]	1,873	1,739
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.288% 2029[6]	4,139	3,895
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.30% 2037[6]	2,169	1,913
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.31% 2037[6]	3,801	3,413
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	4,484	4,634
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[5]	2,031	2,078
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[5,6]	1,145	1,231
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017	2,760	2,761
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.258% 2037[6]	13,988	2,605
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,266
IndyMac Home Equity Mortgage Loan Asset-backed Trust,
Series 2007-H1, Class A-1, FSA insured, 0.318% 2037[6]	2,194	1,876
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[6]	883	936
		37,858
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals 0.04%	(000)	(000)

State of California, Various Purpose General Obligation Bonds, 6.20% 2019	$ 24,675	$ 29,443
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	6,500	6,497
State of New Jersey, Economic Development Authority,
Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[5]	1,875	1,784
		37,724
Miscellaneous 0.03%

Other bonds & notes in initial period of acquisition		23,307
Total bonds, notes & other debt instruments (cost: $16,985,522,000)		17,725,339
Short-term securities 5.42%

Freddie Mac 0.09%–0.16% due 2/4–11/17/2014	1,606,700	1,606,235
Federal Home Loan Bank 0.055%–0.18% due 2/3–12/15/2014	1,182,065	1,181,813
Fannie Mae 0.105%–0.16% due 2/3–10/27/2014	695,700	695,473
Coca-Cola Co. 0.06%–0.14% due 3/13–4/24/2014[5]	229,300	229,262
General Electric Co. 0.05% due 2/13/2014	100,000	99,998
General Electric Capital Corp. 0.14% due 2/19–2/21/2014	89,500	89,496
Federal Farm Credit Banks 0.11%–0.15% due 4/10–11/4/2014	182,100	182,020
Private Export Funding Corp. 0.13%–0.235% due 2/13–8/15/2014[5]	97,300	97,273
Emerson Electric Co. 0.08%–0.10% due 2/20–4/17/2014[5]	91,700	91,692
Cisco Systems, Inc. 0.07% due 3/20/2014[5]	65,600	65,588
Wells Fargo & Co. 0.20%–0.22% due 2/4–6/17/2014	60,000	59,974
National Rural Utilities Cooperative Finance Corp. 0.09% due 2/11/2014	50,000	49,999
Chevron Corp. 0.07% due 3/24/2014[5]	50,000	49,990
John Deere Financial Ltd. 0.07% due 2/10–2/12/2014[5]	47,600	47,599
Medtronic Inc. 0.07% due 3/13/2014[5]	45,100	45,096
Regents of the University of California 0.12% due 2/6/2014	30,196	30,195
Walt Disney Co. 0.07% due 2/27/2014[5]	28,475	28,474
Abbott Laboratories 0.10% due 4/4/2014[5]	25,800	25,798
Jupiter Securitization Co., LLC 0.28% due 10/14/2014[5]	25,000	24,949
ExxonMobil Corp. 0.06% due 3/13/2014	18,300	18,299
Google Inc. 0.07% due 3/11/2014[5]	3,600	3,600
Total short-term securities (cost: $4,722,143,000)		4,722,823
Total investment securities (cost: $71,994,116,000)		87,110,634
Other assets less liabilities		60,491
Net assets		$87,171,125

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,662,360,000, which represented 3.05% of the net assets of the fund. This amount includes $2,364,677,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$ 159,501	$ 114,290.13%
CEVA Group PLC, Series A-2, 2.239% convertible preferred	5/2/2013	13,171	17,137.02
NewPage Holdings Inc.	9/17/2009–9/9/2011	24,366	14,126.02
Revel AC, Inc.	2/14/2011–10/25/2012	56,224	673.00
Total restricted securities		$253,262	$146,226.17%

[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,576,863,000, which represented 6.40% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $871,167,000, which represented 1.00% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-006-0314O-S37679

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: March 31, 2014